As filed with the Securities and Exchange Commission on October 31, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-06511

                       REGIONS MORGAN KEEGAN SELECT FUNDS
                       ----------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: November 30, 2005

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

REGIONS MORGAN KEEGAN SELECT
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------
      SHARES                                                             VALUE
-------------------     ---------------------------------         ----------------------
COMMON STOCKS - 92.6%
---------------------------------------------------------
                          CONSUMER DISCRETIONARY - 12.8%
                          ---------------------------------
                          AUTO COMPONETS - 0.5%
                          ---------------------------------
            50,000 (1,2)  O'Reilly Automotive Inc.                            1,378,500
                          ---------------------------------         --------------------
                          BEVERAGES - 0.9%
                          ---------------------------------
            60,000 (1,2)  Hansen Natural                                      2,979,000
                          ---------------------------------         --------------------
                          FOOD & DRUG RETAIL - 1.7%
                          ---------------------------------
            40,000        Whole Foods Market, Inc.                            5,170,400
                          ---------------------------------         --------------------
                          LEISURE EQUIPMENT & PRODUCTS -
                          0.9%
                          ---------------------------------
            50,000        International Speedway Corp.                        2,803,500
                          ---------------------------------         --------------------
                          MEDIA - 1.3%
                          ---------------------------------
             5,000        Washington Post Co.                                 4,160,000
                          ---------------------------------         --------------------
                          SPECIALTY RETAIL - 6.3%
                          ---------------------------------
            66,000 (1)    Advance Auto Parts, Inc.                            4,021,380
                          ---------------------------------
            30,000 (2)    American Eagle Outfitters, Inc.                       858,900
                          ---------------------------------
           180,000 (1)    Chico's FAS, Inc.                                   6,247,800
                          ---------------------------------
            70,000 (2)    Michaels Stores, Inc.                               2,541,000
                          ---------------------------------
                          Pacific Sunwear of California,
            30,000 (1)    Inc.                                                  715,800
                          ---------------------------------
            80,000        Petsmart, Inc.                                      2,061,600
                          ---------------------------------
            20,000 (1)    Urban Outfitters, Inc.                              1,113,200
                          ---------------------------------
            60,000 (1,2)  Williams-Sonoma, Inc.                               2,415,000
                          ---------------------------------         --------------------
                               Total                                         19,974,680
                          ---------------------------------         --------------------
                          TEXTILES, APPAREL & LUXURY
                          GOODS - 1.2%
                          ---------------------------------
            50,000 (1)    Coach, Inc.                                         1,659,500
                          ---------------------------------
            60,000 (1,2)  Timberland Co., Class A                             1,979,400
                          ---------------------------------         --------------------
                               Total                                          3,638,900
                          ---------------------------------         --------------------
                               Total Consumer
                          Discretionary                                      40,104,980
                          ---------------------------------         --------------------
                          CONSUMER STAPLES - 0.5%
                          ---------------------------------
                          FOOD PRODUCTS - 0.5%
                          ---------------------------------
            50,000        Hormel Foods Corp.                                  1,594,500
                          ---------------------------------         --------------------
                          ENERGY - 26.4%
                          ---------------------------------
                          ENERGY EQUIPMENT & SERVICES -
                          14.3%
                          ---------------------------------
            60,000        B.J. Services Co.                                   3,784,800
                          ---------------------------------
            60,000        Baker Hughes, Inc.                                  3,525,000
                          ---------------------------------
           140,000 (2)    GlobalSantaFe Corp.                                 6,563,200
                          ---------------------------------
           130,000 (1,2)  Headwaters, Inc.                                    5,005,000
                          ---------------------------------
           700,000 (1,2)  Newpark Resources, Inc.                             6,223,000
                          ---------------------------------
            60,000 (1)    Oceaneering International, Inc.                     2,983,200
                          ---------------------------------
           170,000        Patterson-UTI Energy, Inc.                          5,780,000
                          ---------------------------------
           260,000 (2)    Smith International, Inc.                           9,032,400
                          ---------------------------------
            30,000 (1,2)  Weatherford International, Inc.                     2,031,300
                          ---------------------------------         --------------------
                               Total                                         44,927,900
                          ---------------------------------         --------------------
                          NUCLEAR ENERGY - 1.6%
                          ---------------------------------
           100,000 (2)    Cameco Corp.                                        5,035,000
                          ---------------------------------         --------------------
                          OIL & GAS - 10.5%
                          ---------------------------------

REGIONS MORGAN KEEGAN SELECT
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------

      SHARES                                                             VALUE
-------------------       ---------------------------------         --------------------

            70,000 (1)    Grant Prideco, Inc.                                 2,580,200
                          ---------------------------------
            20,000        Kerr-McGee Corp.                                    1,760,600
                          ---------------------------------
           200,000 (2)    Lyondell Chemical Co.                               5,160,000
                          ---------------------------------
           160,000        Murphy Oil Corp.                                    8,744,000
                          ---------------------------------
            50,000 (2)    Noble Energy, Inc.                                  4,407,000
                          ---------------------------------
                          Plains Exlporation & Production
            70,000 (1)    Co.                                                 2,593,500
                          ---------------------------------
           200,000        XTO Energy, Inc.                                    7,960,000
                          ---------------------------------         --------------------
                               Total                                         33,205,300
                          ---------------------------------         --------------------
                               Total Energy                                  83,168,200
                          ---------------------------------         --------------------
                          FINANCIALS - 10.7%
                          ---------------------------------
                          COMMERCIAL BANKS - 3.1%
                          ---------------------------------
            70,000 (2)    Associated Banc-Corp                                2,277,800
                          ---------------------------------
            80,000 (2)    Commerce Bancorp, Inc.                              2,697,600
                          ---------------------------------
           130,000 (2)    TCF Financial Corp.                                 3,680,300
                          ---------------------------------
            30,000        Wilmington Trust Co.                                1,093,800
                          ---------------------------------         --------------------
                               Total                                          9,749,500
                          ---------------------------------         --------------------
                          DIVERSIFIED FINANCIAL SERVICES
                          - 1.7%
                          ---------------------------------
            40,000 (2)    Midcap Standard & Poors Trust                       5,216,400
                          Series 1
                          ---------------------------------         --------------------
                          INVESTMENT SERVICES - 2.3%
                          ---------------------------------
            70,000        Legg Mason, Inc.                                    7,317,100
                          ---------------------------------         --------------------
                          INSURANCE - 2.2%
                          ---------------------------------
            60,000 (2)    A.J. Gallagher                                      1,713,600
                          ---------------------------------
            72,000 (1)    Wellpoint, Inc.                                     5,346,000
                          ---------------------------------         --------------------
                               Total                                          7,059,600
                          ---------------------------------         --------------------
                          REAL ESTATE - 1.4%
                          ---------------------------------
                          Developers Diversified Realty
            60,000        Corp.                                               2,879,400
                          ---------------------------------
            38,000        Weingarten Realty                                   1,464,900
                          ---------------------------------         --------------------
                               Total                                          4,344,300
                          ---------------------------------         --------------------
                               Total Financials                              33,686,900
                          ---------------------------------         --------------------
                          HEALTHCARE - 8.0%
                          ---------------------------------
                          BIOTECHNOLOGY - 2.2%
                          ---------------------------------
           160,000 (1)    Gilead Sciences, Inc.                               6,880,000
                          ---------------------------------         --------------------
                          HEALTHCARE EQUIPMENT & SUPPLIES
                          - 3.0%
                          ---------------------------------
            56,000        Dentsply International, Inc.                        2,966,320
                          ---------------------------------
            94,000 (1,2)  Patterson Companies, Inc.                           3,765,640
                          ---------------------------------
            74,000 (1,2)  Varian Medical Systems, Inc.                        2,946,680
                          ---------------------------------         --------------------
                               Total                                          9,678,640
                          ---------------------------------         --------------------
                          HEALTHCARE PROVIDERS & SERVICES
                          - 2.8%
                          ---------------------------------
           110,000 (1,2)  Coventry Health Care, Inc.                          8,800,000
                          ---------------------------------         --------------------
                               Total Healthcare                              25,358,640
                          ---------------------------------         --------------------
                          INDUSTRIALS - 3.3%
                          ---------------------------------
                          AIRLINES - 1.7%
                          ---------------------------------
            80,000 (1)    ExpressJet Holdings, Inc.                             760,800
                          ---------------------------------
           200,000 (1,2)  Frontier Airlines, Inc.                             2,170,000
                          ---------------------------------
           100,000 (2)    Skywest, Inc.                                       2,371,000
                          ---------------------------------         --------------------


REGIONS MORGAN KEEGAN SELECT
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------

      SHARES                                                             VALUE
-------------------       ---------------------------------         --------------------

                               Total                                          5,301,800
                          ---------------------------------         --------------------
                          INDUSTRIAL CONGLOMERATES - 1.1%
                          ---------------------------------
            90,000 (2)    Pentair, Inc.                                       3,553,200
                          ---------------------------------         --------------------
                          TRANSPORTATION INFRASTRUCTURE -
                          0.5%
                          ---------------------------------
            30,000 (2)    Expeditors International                            1,665,000
                          ---------------------------------         --------------------
                               Total Industrials                             10,520,000
                          ---------------------------------         --------------------
                          INFORMATION TECHNOLOGY - 17.2%
                          ---------------------------------
                          COMMUNICATION EQUIPMENT - 0.4%
                          ---------------------------------
            16,000        L-3 Communications                                  1,310,080
                          ---------------------------------         --------------------
                          COMPUTERS & PERIPHERALS - 2.2%
                          ---------------------------------
            26,000 (2)    CDW Corp.                                           1,536,080
                          ---------------------------------
                          National Instruments Corp.
            40,000 (2)    (Texas)                                             1,135,600
                          ---------------------------------
           110,000 (1,2)  Sandisk Corp.                                       4,271,300
                          ---------------------------------         --------------------
                               Total                                          6,942,980
                          ---------------------------------         --------------------
                          DIVERSIFIED COMMUNICATION
                          SERVICES - 0.8%
                          ---------------------------------
            10,400        Sprint Nextel Corp.                                 2,629,302
                          ---------------------------------         --------------------
                          ELECTRONIC EQUIPMENT &
                          INSTRUMENTS - 1.8%
                          ---------------------------------
            40,000 (1,2)  Energizer Holdings, Inc.                            2,596,000
                          ---------------------------------
            20,000 (1)    Gen Probe, Inc.                                       910,400
                          ---------------------------------
            60,000        Harris Corp.                                        2,316,600
                          ---------------------------------         --------------------
                               Total                                          5,823,000
                          ---------------------------------         --------------------
                          INTERNET SOFTWARE & SERVICES -
                          1.3%
                          ---------------------------------
            14,000 (1,2)  Google, Inc.                                        4,004,000
                          ---------------------------------         --------------------
                          SEMICONDUCTOR EQUIPMENT &
                          PRODUCTS - 5.8%
                          ---------------------------------
           120,000        Applied Materials                                   2,198,400
                          ---------------------------------
           120,000 (1,2)  Cree, Inc.                                          3,076,800
                          ---------------------------------
            90,000 (1,2)  Cypress Semiconductor                               1,406,700
                          ---------------------------------
           150,000 (1,2)  Lam Research Corp.                                  4,755,000
                          ---------------------------------
           130,000 (2)    Microchip Technology, Inc.                          4,045,600
                          ---------------------------------
            50,000 (1,2)  Silicon Laboratories, Inc.                          1,551,500
                          ---------------------------------
            70,000 (1)    MEMC Electronic Materials Inc.                      1,180,200
                          ---------------------------------         --------------------
                               Total                                         18,214,200
                          ---------------------------------         --------------------
                          SOFTWARE - 4.9%
                          ---------------------------------
            40,000 (1,2)  Cognos, Inc.                                        1,444,400
                          ---------------------------------
                          Cognizant Technology Solutions
           110,000 (1)    Corp.                                               5,008,300
                          ---------------------------------
            60,000 (1,2)  DST Systems                                         3,222,000
                          ---------------------------------
           120,000 (1,2)  McAfee, Inc.                                        3,678,000
                          ---------------------------------
           100,000 (1)    Symantec Corp.                                      2,097,000
                          ---------------------------------         --------------------
                               Total                                         15,449,700
                          ---------------------------------         --------------------
                               Total Information
                               Technology                                    54,373,262
                          ---------------------------------         --------------------
                          MATERIALS - 8.9%
                          ---------------------------------
                          CAPITAL GOODS - 1.4%
                          ---------------------------------
            40,000        Graco, Inc.                                         1,488,400
                          ---------------------------------
            30,000        Precision Castparts Corp.                           2,900,400
                          ---------------------------------         --------------------
                               Total                                          4,388,800
                          ---------------------------------         --------------------


REGIONS MORGAN KEEGAN SELECT
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------

      SHARES                                                             VALUE
-------------------       ---------------------------------         --------------------

                          CHEMICALS - 0.5%
                          ---------------------------------
            60,000        Airgas, Inc.                                        1,687,800
                          ---------------------------------         --------------------
                          CONSTRUCTION MATERIALS - 0.9%
                          ---------------------------------
            12,000        Carlisle Companies, Inc.                              741,840
                          ---------------------------------
            36,000 (2)    Fastenal Co.                                        2,180,880
                          ---------------------------------         --------------------
                               Total                                          2,922,720
                          ---------------------------------         --------------------
                          METALS & MINING - 5.3%
                          ---------------------------------
            70,000        Arch Coal, Inc.                                     4,494,000
                          ---------------------------------
           130,000        Newmont Mining Corp.                                5,145,400
                          ---------------------------------
            76,000 (2)    Peabody Energy Corp.                                5,446,920
                          ---------------------------------
           140,000 (1)    USEC, Inc.                                          1,647,800
                          ---------------------------------         --------------------
                               Total                                         16,734,120
                          ---------------------------------         --------------------
                          OIL & GAS EQUIPMENT - 0.8%
                          ---------------------------------
            60,000 (1,2)  FMC Technologies                                    2,412,600
                          ---------------------------------         --------------------
                               Total Materials                               28,146,040
                          ---------------------------------         --------------------
                          SERVICES - 2.9%
                          ---------------------------------
                          BROADCASTING & CABLE TV - 1.1%
                          ---------------------------------
           100,000 (1,2)  XM Satellite Radio Holdings,                        3,525,000
                          Inc.
                          ---------------------------------         --------------------
                          BUSINESS SERVICES - 0.8%
                          ---------------------------------
            60,000 (1)    ChoicePoint, Inc.                                   2,575,800
                          ---------------------------------         --------------------
                          RESTAURANTS - 1.0%
                          ---------------------------------
            40,000 (1,2)  Cheesecake Factory, Inc.                            1,266,400
                          ---------------------------------
            44,000 (1,2)  Outback Steakhouse, Inc.                            1,830,840
                          ---------------------------------         --------------------
                               Total                                          3,097,240
                          ---------------------------------         --------------------
                               Total Services                                 9,198,040
                          ---------------------------------         --------------------
                          UTILITIES - 1.9%
                          ---------------------------------
                          GAS UTILITIES - 1.9%
                          ---------------------------------
            40,000 (2)    Equitable Resources, Inc.                           3,016,000
                          ---------------------------------
            40,000 (2)    Questar Corp.                                       3,120,800
                          ---------------------------------         --------------------
                               Total Utilities                                6,136,800
                          ---------------------------------         --------------------
                               TOTAL COMMON STOCKS
                               (IDENTIFIED COST $221,712,687)              $292,287,362
                          ---------------------------------         --------------------

                                CALL OPTIONS WRITTEN
                                   AUGUST 31,2005
                          ---------------------------------
Shares Subject to         Common Stocks/Expiration                     Market Value
       Call               Date/ExercisePrice

                          Whole Foods Market,
      13,000       (3)    Inc./January/24                                      ($34,800)

MUTUAL FUND - 31.5%
------------------------------------------------------------------
        76,778,145      BNY Institutional Cash Reserves
                        Fund (held as
                        collateral for securities
                        lending)                                             75,970,216

REGIONS MORGAN KEEGAN SELECT
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------

      SHARES                                                             VALUE
-------------------     ---------------------------------           --------------------

                        ---------------------------------
                        Fidelity Institutional Money
        11,710,158      Market Fund                                          11,710,158
                        ---------------------------------
        11,710,157      Fidelity Institutional Prime                         11,710,157
                        Money Market Fund
                        ---------------------------------           --------------------
                             TOTAL MUTUAL FUNDS
                             (IDENTIFIED COST
                             $99,390,531)                                   $99,390,531
                        ---------------------------------           --------------------
                             TOTAL INVESTMENTS - 124.1%
                             (IDENTIFIED COST
                             $321,103,218)                                 $391,677,893
                        ---------------------------------           --------------------
                             OTHER ASSETS AND
                             LIABILITIES - NET - (24.1)%                   (76,125,084)

                        ---------------------------------           --------------------
                             TOTAL NET ASSETS - 100.0%                     $315,552,809
                        ---------------------------------           --------------------


(1) Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2005, securities subject to this type or arrangement and related collateral were as follows.
(3) A portion or all of the security is pledged as collateral for call option written.
                                                                MARKET VALUE OF
        MARKET VALUE OF SECURITIES LOANED                            COLLATERAL
       $75,048,332                                                  $75,970,216
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

REGIONS MORGAN KEEGAN SELECT
GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------
    SHARES                                                   VALUE
--------------     ---------------------------------  --------------------
COMMON STOCKS - 99.4%
-------------------------------------------------------------------------

                    CAPITAL GOODS - 2.6%
                    ---------------------------------
                    AEROSPACE AND DEFENSE - 0.5%
                    ---------------------------------
       30,000 (1)   Lockheed Martin Corp.                        1,867,200
                    ---------------------------------
                    CONSTRUCTION SERVICES - 1.8%
                    ---------------------------------
      132,000 (2)   Caterpillar Inc.                             7,324,680
                    ---------------------------------  --------------------
                         Total                                   7,324,680
                    ---------------------------------  --------------------
                    RUBBER & PLASTIC - 0.3%
                    ---------------------------------
       80,000 (1,2) The Goodyear Tire & Rubber Co.               1,344,000
                    ---------------------------------  --------------------
                         Total Capital Goods                    10,535,880
                    ---------------------------------  --------------------
                    CONSUMER DISCRETIONARY - 5.4%
                    ---------------------------------
                    MULTILINE RETAIL - 0.8%
                    ---------------------------------
       60,000 (2)   Target Corp.                                 3,225,000
                    ---------------------------------  --------------------
                    SPECIALTY RETAIL - 3.7%
                    ---------------------------------
      160,000       Home Depot, Inc.                             6,451,200
                    ---------------------------------
      100,000 (2)   Lowe's Companies, Inc.                       6,431,000
                    ---------------------------------
       24,000       Nike, Inc.                                   1,893,840
                    ---------------------------------  --------------------
                         Total                                  14,776,040
                    ---------------------------------  --------------------
                    TEXTILES & APPAREL - 0.9%
                    ---------------------------------
       60,000       VF Corp.                                     3,558,600
                    ---------------------------------  --------------------
                         Total Consumer Discretionary           21,559,640
                    ---------------------------------  --------------------
                    CONSUMER STAPLES - 11.5%
                    ---------------------------------
                    BEVERAGES - 2.5%
                    ---------------------------------
      180,000       Pepsico, Inc.                                9,873,000
                    ---------------------------------  --------------------
                         Total                                   9,873,000
                    ---------------------------------  --------------------
                    FOOD & STAPLES RETAILING - 3.1%
                    ---------------------------------
      200,000       CVS Corp.                                    5,874,000
                    ---------------------------------
       70,000       Sysco Corp.                                  2,336,600
                    ---------------------------------
       94,000 (2)   Walgreen Co.                                 4,355,020
                    ---------------------------------  --------------------
                         Total                                  12,565,620
                    ---------------------------------  --------------------
                    HOUSEHOLD PRODUCTS - 2.1%
                    ---------------------------------
      150,000 (2)   Proctor & Gamble Co.                         8,322,000
                    ---------------------------------  --------------------
                    TOBACCO - 3.8%
                    ---------------------------------
      190,000 (2)   Altria Group, Inc.                          13,433,000
                    ---------------------------------
       40,000       UST Inc.                                     1,702,400
                    ---------------------------------  --------------------
                         Total                                  15,135,400
                    ---------------------------------  --------------------
                         Total Consumer Staples                 45,896,020
                    ---------------------------------  --------------------
                    ENERGY - 19.8%
                    ---------------------------------
                    ENERGY EQUIPMENT & SERVICES -
                    9.0%
                    ---------------------------------
      120,000       Baker Hughes, Inc.                           7,050,000
                    ---------------------------------
      120,000       B.J. Services Co.                            7,569,600
                    ---------------------------------
       80,000 (2)   GlobalSantaFe Corp.                          3,750,400
                    ---------------------------------
       50,000 (1,2) Headwaters, Inc.                             1,925,000
                    ---------------------------------
      152,000 (2)   Smith International, Inc.                    5,280,480
                    ---------------------------------

REGIONS MORGAN KEEGAN SELECT
GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------

    SHARES                                                   VALUE
--------------      ---------------------------------  --------------------

      120,000       Schlumberger Ltd.                           10,347,600
                    ---------------------------------  --------------------
                         Total                                  35,923,080
                    ---------------------------------  --------------------
                    NUCLEAR ENERGY - .6%
                    ---------------------------------
       50,000 (2)   Cameco Corp.                                 2,517,500
                    ---------------------------------  --------------------
                    OIL & GAS - 10.2%
                    ---------------------------------
       80,000       ConocoPhillips                               5,275,200
                    ---------------------------------
      500,000       Exxon Mobil Corp.                           29,950,000
                    ---------------------------------
      140,000       XTO Energy Inc.                              5,572,000
                    ---------------------------------  --------------------
                         Total Oil & Gas                        40,797,200
                    ---------------------------------  --------------------
                         Total Energy                           79,237,780
                    ---------------------------------  --------------------
                    FINANCIALS - 1.5%
                    ---------------------------------
                    CONSUMER FINANCE - .8%
                    ---------------------------------
       60,000 (2)   American Express Co.                         3,314,400
                    ---------------------------------  --------------------
                    INSURANCE - .7%
                    ---------------------------------
       50,000       American International Group, Inc.           2,960,000
                    ---------------------------------  --------------------
                         Total Financials                        6,274,400
                    ---------------------------------  --------------------
                    HEALTHCARE - 21.8%
                    ---------------------------------
                    BIOTECHNOLOGY - 4.7%
                    ---------------------------------
       80,000 (1)   Amgen, Inc.                                  6,392,000
                    ---------------------------------
       53,000 (1)   Genzyme Corp.                                3,772,010
                    ---------------------------------
      200,000 (1)   Gilead Sciences, Inc.                        8,600,000
                    ---------------------------------  --------------------
                         Total                                  18,764,010
                    ---------------------------------  --------------------
                    HEALTHCARE EQUIPMENT & SUPPLIES -
                      1.7%
                    ---------------------------------
       30,000 (1,2) Baxter International, Inc.                   1,209,900
                    ---------------------------------
      100,000       Medtronic, Inc.                              5,700,000
                    ---------------------------------  --------------------
                         Total                                   6,909,900
                    ---------------------------------  --------------------
                    HEALTHCARE PROVIDERS & SERVICES -
                      5.9%
                    ---------------------------------
       80,000 (1,2) Coventry Health Care, Inc.                   6,400,000
                    ---------------------------------
       60,000 (2)   Quest Diagnostics Inc.                       2,998,800
                    ---------------------------------
      200,000       UnitedHealth Group, Inc.                    10,300,000
                    ---------------------------------
       52,000 (1)   Wellpoint Inc.                               3,861,000
                    ---------------------------------  --------------------
                         Total                                  23,559,800
                    ---------------------------------  --------------------
                    PHARMACEUTICALS - 9.5%
                    ---------------------------------
      200,000       Abbott Laboratories                          9,026,000
                    ---------------------------------
       80,000 (2)   Eli Lilly and Co.                            4,401,600
                    ---------------------------------
      280,000       Johnson & Johnson, Inc.                     17,749,200
                    ---------------------------------
      120,000 (2)   Schering-Plough Corp.                        2,569,200
                    ---------------------------------
       90,000       Wyeth                                        4,121,100
                    ---------------------------------  --------------------
                         Total                                  37,867,100
                    ---------------------------------  --------------------
                         Total Healthcare                       87,100,810
                    ---------------------------------  --------------------
                    INDUSTRIALS - 8.4%
                    ---------------------------------
                    AIRFREIGHT AND COURIERS - 1.0%
                    ---------------------------------
       56,000       United Parcel Service Inc.                   3,969,840
                    ---------------------------------  --------------------
                   INDUSTRIAL CONGLOMERATES - 7.4%
                   ---------------------------------
       42,000      Emerson Electric Co.                          2,825,760
                   ---------------------------------

REGIONS MORGAN KEEGAN SELECT
GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------

    SHARES                                                   VALUE
--------------      ---------------------------------  --------------------

      640,000       General Electric Co.                        21,510,400
                    ---------------------------------
      100,000 (2)   United Technologies Corp.                    5,000,000
                    ---------------------------------  --------------------
                         Total                                  29,336,160
                    ---------------------------------  --------------------
                         Total Industrials                      33,306,000
                    ---------------------------------  --------------------
                    INFORMATION TECHNOLOGY - 21.3%
                    ---------------------------------
                    COMMUNICATIONS EQUIPMENT - 3.9%
                    ---------------------------------
      400,000 (1)   Cisco Systems. Inc.                          7,048,000
                    ---------------------------------
      140,000 (1)   Corning, Inc.                                2,794,400
                    ---------------------------------
      140,000       Qualcomm, Inc.                               5,559,400
                    ---------------------------------  --------------------
                         Total                                  15,401,800
                    ---------------------------------  --------------------
                    COMPUTERS & PERIPHERALS - 1.8%
                    ---------------------------------
       30,000 (1,2) Apple Computer, Inc.                         1,406,700
                    ---------------------------------
      150,000 (1)   Dell, Inc.                                   5,340,000
                    ---------------------------------
       20,000 (1,2) Network Appliance                              474,600
                    ---------------------------------  --------------------
                         Total                                   7,221,300
                    ---------------------------------  --------------------
                    INTERNET SOFTWARE & SERVICES -
                    3.5%
                    ---------------------------------
       20,000 (1,2) Google, Inc.                                 5,720,000
                    ---------------------------------
      110,000 (1,2) Yahoo, Inc.                                  3,665,200
                    ---------------------------------
      340,000 (1)   Oracle Corp.                                 4,416,600
                    ---------------------------------  --------------------
                         Total                                  13,801,800
                    ---------------------------------  --------------------
                    INFORMATION TECHNOLOGY SERVICES -
                    0.5%
                    ---------------------------------
       50,000       First Data Corp.                             2,077,500
                    ---------------------------------  --------------------
                    SEMICONDUCTOR EQUIPMENT &
                    PRODUCTS - 6.6%
                    ---------------------------------
      360,000 (2)   Applied Materials                            6,595,200
                    ---------------------------------
       20,000 (1,2) Broadcom Corp.                                 870,000
                    ---------------------------------
      460,000       Intel Corp.                                 11,831,200
                    ---------------------------------
       80,000 (2)   KLA Tencor Corp.                             4,056,800
                    ---------------------------------
       80,000 (1,2) Novellus Systems Inc.                        2,144,800
                    ---------------------------------
       30,000       Texas Instruments, Inc.                        980,400
                    ---------------------------------  --------------------
                         Total                                  26,478,400
                    ---------------------------------  --------------------
                    SOFTWARE - 5.0%
                    ---------------------------------
      600,000 (1)   Microsoft Corp.                             16,428,000
                    ---------------------------------
      160,000 (1,2) Symantec Corp.                               3,355,200
                    ---------------------------------  --------------------
                         Total                                  19,783,200
                    ---------------------------------  --------------------
                         Total Information Technology           84,764,000
                    ---------------------------------  --------------------
                    MATERIALS - 4.3%
                    ---------------------------------
                    CHEMICALS - 1.2%
                    ---------------------------------
       60,000       Dow Chemical Co.                             2,592,000
                    ---------------------------------
      600,000       E.I. Du Pont De Nemours & Co.                2,374,200
                    ---------------------------------  --------------------
                         Total                                   4,966,200
                    ---------------------------------  --------------------
                    METALS & MINING - 3.1%
                    ---------------------------------
      200,000 (2)   Barrick Gold Corp.                           5,244,000
                    ---------------------------------
      180,000       Newmont Mining Corp.                         7,124,400
                    ---------------------------------  --------------------
                         Total                                  12,368,400
                    ---------------------------------  --------------------

REGIONS MORGAN KEEGAN SELECT
GROWTH FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------

    SHARES                                                   VALUE
--------------     ---------------------------------  --------------------

                        Total Materials                        17,334,600
                   ---------------------------------  --------------------
                   TELECOMMUNICATION SERVICES -
                   1.7%
                   ---------------------------------
                   WIRELESS TELECOMMUNICATION
                   SERVICES - 1.7%
                   ---------------------------------
      253,500      Nextel Communications, Inc.                  6,573,255
                   ---------------------------------  --------------------
                   UTILITIES - 1.1%
                   ---------------------------------
                   ELECTRIC UTILITIES - 1.1%
                   ---------------------------------
       45,000      TXU Corp.                                    4,365,900
                   ---------------------------------  --------------------
                        Total Utilities                         4,365,900
                   ---------------------------------  --------------------
                        TOTAL COMMON STOCKS
                        (IDENTIFIED COST $324,830,039)       $396,948,285
                   ---------------------------------  --------------------
MUTUAL FUNDS - 15.4%
--------------------------------------------------------------------------
   59,390,855      BNY Institutional Cash Reserves
                   Fund (held as collateral for securities
                   lending) (IDENTIFIED COST $59,390,855)      59,390,855
                   ---------------------------------
                   Fidelity Institutional Money
    1,048,514      Market Fund                                  1,048,515
                   ---------------------------------
    1,048,514      Fidelity Institutional Prime                 1,048,514
                   Money Market Fund
                   ---------------------------------  --------------------
                        TOTAL MUTUAL FUNDS
                        (IDENTIFIED COST $61,487,884)         $61,487,884
                   ---------------------------------  --------------------
                        TOTAL INVESTMENTS - 114.8%
                        (IDENTIFIED COST $386,317,923)       $458,436,169
                   ---------------------------------  --------------------
                        OTHER ASSETS AND                      (59,279,439)
                        LIABILITIES - NET - (14.8)%
                   ---------------------------------  --------------------
                        TOTAL NET ASSETS - 100.0%            $399,156,730
                   ---------------------------------  --------------------

CALL OPTIONS WRITTEN AUG 31, 2005
--------------------------------------------------------------------------
   NUMBER
     OF                                                     MARKET
  CONTRACTS                                                  VALUE
                   ---------------------------------  --------------------
     300            Google, Inc. /December / 300                   46,200
                   ---------------------------------  --------------------


(1)    Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2005, securities subject to this type or arrangement and related collateral were as follows.

       MARKET VALUE OF SECURITIES LOANED             MARKET VALUE OF COLLATERAL
       $58,482,831                                   $59,390,855
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

REGIONS MORGAN KEEGAN SELECT
MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

  SHARES                                                            VALUE
-----------      ------------------------------------------      --------------
COMMON STOCKS - 99.2%
-----------------------------------------------------------
                  CONSUMER DISCRETIONARY - 24.9%
                  -----------------------------------------
                  BUSINESS EQUIPMENT - 3.3%
                  -----------------------------------------
    68,000        Diebold Inc.                                       3,264,000
                  -----------------------------------------
                  HOTELS, RESTAURANTS & LEISURE - 5.2%
                  -----------------------------------------
    28,864        Harrah's                                           2,007,780
                  -----------------------------------------
    74,300  (2)   Royal Caribbean Cruises Ltd.                       3,174,096
                  -----------------------------------------      --------------
                    Total                                            5,181,876
                  -----------------------------------------      --------------
                  HOUSEHOLD DURABLES - 2.1%
                  -----------------------------------------
    25,300        Black & Decker Corp.                               2,158,090
                  -----------------------------------------      --------------
                  MEDIA - 14.3%
                  -----------------------------------------
    75,300  (1)   Entercom Communications Corp.                      2,518,785
                  -----------------------------------------
    62,300        Harte Hanks, Inc.                                  1,598,618
                  -----------------------------------------
   214,300 (1,2)  Interpublic Group of Companies, Inc.               2,599,459
                  -----------------------------------------
    25,600        McClatchy Co.                                      1,694,720
                  -----------------------------------------
    25,400  (2)   Omnicom Group, Inc.                                2,043,176
                  -----------------------------------------
   102,400        Tribune Co.                                        3,847,168
                  -----------------------------------------      --------------
                    Total                                           14,301,926
                  -----------------------------------------      --------------
                    Total Consumer Discretionary                    24,905,892
                  -----------------------------------------      --------------
                  CONSUMER STAPLES - 2.6%
                  -----------------------------------------
                  FOOD & STAPLES RETAILING - 2.6%
                  -----------------------------------------
    88,200        CVS Corp.                                          2,590,434
                  -----------------------------------------      --------------
                  FINANCIALS - 22.9%
                  -----------------------------------------
                  BANKS - 1.6%
                  -----------------------------------------
    35,400        Marshall Industries                                1,549,458
                  -----------------------------------------      --------------
                  INSURANCE - 11.2%
                  -----------------------------------------
    47,800        Assured Guaranty Ltd.                              1,070,720
                  -----------------------------------------
   113,100        Aon Corp.                                          3,383,952
                  -----------------------------------------
    11,700 (1,2)  Markel Corp.                                       3,799,575
                  -----------------------------------------
    51,700  (2)   MBIA, Inc.                                         2,997,049
                  -----------------------------------------      --------------
                    Total                                           11,251,296
                  -----------------------------------------      --------------
                  INVESTMENT SERVICES - 10.1%
                  -----------------------------------------
    65,500  (2)   Eaton Vance Corp.                                  1,674,835
                  -----------------------------------------
   255,700  (2)   Janus Capital Group, Inc.                          3,613,041
                  -----------------------------------------
    26,000        Legg Mason, Inc.                                   2,717,780
                  -----------------------------------------
    33,900  (2)   T Rowe Price Group, Inc.                           2,135,700
                  -----------------------------------------      --------------
                    Total                                           10,141,356
                  -----------------------------------------      --------------
                    Total Financials                                22,942,110
                  -----------------------------------------      --------------
                  HEALTHCARE - 12.5%
                  -----------------------------------------
                  HEALTHCARE EQUIPMENT & SUPPLIES - 5.9%
                  -----------------------------------------
   103,100        IMS Health, Inc.                                   2,804,320
                  -----------------------------------------
    81,100 (1,2)  Sybron Dental Specialties, Inc.                    3,144,247
                  -----------------------------------------      --------------
                    Total                                            5,948,567
                  -----------------------------------------      --------------
                  HEALTHCARE PROVIDERS & SERVICES - 3.2%
                  -----------------------------------------

REGIONS MORGAN KEEGAN SELECT
MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

  SHARES                                                            VALUE
-----------      ------------------------------------------     ---------------
    76,100  (1)   Lincare Holdings, Inc.                             3,215,986
                  -----------------------------------------       ------------
                  PHARMACEUTICALS - 3.4%
                  -----------------------------------------
    64,400        Omnicare, Inc.                                     3,384,220
                  -----------------------------------------       ------------
                    Total Healthcare                                12,548,773
                  -----------------------------------------       ------------
                  INDUSTRIALS - 18.4%
                  -----------------------------------------
                  COMMERCIAL SERVICES & SUPPLIES - 18.4%
                  -----------------------------------------
   139,200        Brink's Co.                                        5,593,056
                  -----------------------------------------
    34,400  (1)   Dun & Bradstreet Corp.                             2,190,248
                  -----------------------------------------
   107,000        Equifax, Inc.                                      3,535,280
                  -----------------------------------------
   112,600        Republic Services, Inc.                            4,079,498
                  -----------------------------------------
   208,200  (2)   Steelcase, Inc.                                    3,056,376
                  -----------------------------------------       ------------
                    Total Industrials                               18,454,458
                  -----------------------------------------       ------------
                  INFORMATION TECHNOLOGY -8.7%
                  -----------------------------------------
                  COMMUNICATIONS EQUIPMENT - 1.5%
                  -----------------------------------------
   128,700 (1,2)  Andrew Corp.                                       1,483,911
                  -----------------------------------------       ------------
                  INTERNET SOFTWARE & SERVICES - 1.6%
                  -----------------------------------------
    82,800        Sabre Holdings Corp.                               1,588,104
                  -----------------------------------------       ------------
                  IT CONSULTING & SERVICES - 2.0%
                  -----------------------------------------
    83,800        Accenture Ltd.                                     2,044,720
                  -----------------------------------------       ------------
                  SOFTWARE - 3.6%
                  -----------------------------------------
   109,300 (1,2)  Dendrite International Inc.                        1,979,423
                  -----------------------------------------
    81,000        Jack Henry & Associates Inc.                       1,584,360
                  -----------------------------------------       ------------
                    Total                                            3,563,783
                  -----------------------------------------       ------------
                      Total Information Technology                   8,680,518
                  -----------------------------------------       ------------
                  SERVICES - 9.2%
                  -----------------------------------------
                  BROADCAST & CABLE TV - 3.2%
                  -----------------------------------------
   230,100 (1,2)  Radio One, Inc.                                    3,216,798
                  -----------------------------------------       ------------
                  BUSINESS SERVICES - 6.0%
                  -----------------------------------------
   106,300  (2)   Aramark Corporation                                2,904,116
                  -----------------------------------------
    75,100        Fair Issac Corp.                                   3,069,337
                  -----------------------------------------       ------------
                      Total                                          5,973,453
                  -----------------------------------------       ------------
                      Total Services                                 9,190,251
                  -----------------------------------------       ------------
                    TOTAL COMMON STOCKS
                    (IDENTIFIED COST $86,756,766)                  $99,312,436
                  -----------------------------------------       ------------
MUTUAL FUNDS - 23.3%
-----------------------------------------------------------
20,780,729        BNY Institutional Cash Reserves Fund (held as
                  collateral for securities lending)                20,780,729
                  -----------------------------------------
 1,284,902        Fidelity Institutional Money Market Fund           1,284,902
                  -----------------------------------------
 1,285,687        Fidelity Institutional Prime Money Market Fund     1,285,687
                  -----------------------------------------       -------------
                    TOTAL MUTUAL FUNDS (IDENTIFIED COST
                    $23,351,318)                                   $23,351,318
                  -----------------------------------------       ------------
                    TOTAL INVESTMENTS - 122.5% (IDENTIFIED COST
                    $110,108,084)                                 $122,663,754
                  -----------------------------------------       -------------
                    OTHER ASSETS AND LIABILITIES - NET - (22.5)%   (22,490,733)
                  -----------------------------------------       -------------

REGIONS MORGAN KEEGAN SELECT
MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

  SHARES                                                            VALUE
-----------      ------------------------------------------      --------------
                    TOTAL NET ASSETS - 100.0%                     $100,173,021
                  -----------------------------------------       ------------

(1)  Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2005, securities subject to this type or arrangement and related collateral were as follows.
     MARKET VALUE OF SECURITIES LOANED              MARKET VALUE OF COLLATERAL
     $20,157,407                                                   $20,780,729
Note: The categories of investments are shown as a percentage of total net assets at August 31,2005.

REGIONS MORGAN KEEGAN SELECT
VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------
 SHARES                                                                  VALUE
----------       --------------------------------------------------  ---------------

COMMON STOCKS - 98.9%
------------------------------------------------------------------------
                 CAPITAL GOODS - 1.2%
                 --------------------------------------------------
                 CONSTRUCTION SERVICES - 1.2%
                 --------------------------------------------------
   30,000        KB Home                                                  2,224,800
                 --------------------------------------------------  ---------------
                 CONSUMER DISCRETIONARY - 3.3%
                 --------------------------------------------------
                 TEXTILES & APPAREL - 3.3%
                 --------------------------------------------------
  100,000        VF Corp.                                                 5,931,000
                 --------------------------------------------------  ---------------
                 CONSUMER STAPLES - 10.5%
                 --------------------------------------------------
                 FOOD & DRUG RETAILING - 3.6%
                 --------------------------------------------------
  220,000        CVS Corp.                                                6,461,400
                 --------------------------------------------------  ---------------
                 FOOD PRODUCTS - 2.0%
                 --------------------------------------------------
  159,000        ConAgra Foods, Inc.                                      3,629,970
                 --------------------------------------------------  ---------------
                 TOBACCO - 4.9%
                 --------------------------------------------------
  125,000        Altria Group, Inc.                                       8,837,500
                 --------------------------------------------------  ---------------
                      Total Consumer Staples                             18,928,870
                 --------------------------------------------------  ---------------
                 ENERGY - 21.4%
                 --------------------------------------------------
                 OIL & GAS - 21.4%
                 --------------------------------------------------
  116,000        Apache Corp.                                             8,307,920
                 --------------------------------------------------
  134,000        ChevronTexaco Corp.                                      8,227,600
                 --------------------------------------------------
  180,000        ConocoPhillips                                          11,869,200
                 --------------------------------------------------
   80,000        Exxon Mobil Corp.                                        4,792,000
                 --------------------------------------------------
   50,000        Valero Energy Corp.                                      5,325,000
                 --------------------------------------------------  ---------------
                      Total Energy                                       38,521,720
                 --------------------------------------------------  ---------------
                 FINANCIALS - 17.4%
                 --------------------------------------------------
                 BANKS - 11.7%
                 --------------------------------------------------
  151,000        Bank of America Corp.                                    6,497,530
                 --------------------------------------------------
  110,000        Citigroup, Inc.                                          4,814,700
                 --------------------------------------------------


   50,000        Keycorp                                                  1,656,000
                 --------------------------------------------------
   40,000        US Bancorp                                               1,168,800
                 --------------------------------------------------
   50,000        Wachovia Corp.                                           2,481,000
                 --------------------------------------------------
   75,000        Wells Fargo & Co.                                        4,471,500
                 --------------------------------------------------  ---------------
                      Total                                              21,089,530
                 --------------------------------------------------  ---------------
                 INVESTMENT SERVICES - 5.7%
                 --------------------------------------------------
   40,000        Goldman Sachs Group, Inc.                                4,447,200
                 --------------------------------------------------
   55,000        Lehman Brothers Holdings, Inc.                           5,811,300
                 --------------------------------------------------  ---------------
                      Total                                              10,258,500
                 --------------------------------------------------  ---------------
                      Total Financials                                   31,348,030
                 --------------------------------------------------  ---------------
                 HEALTHCARE - 9.0%
                 --------------------------------------------------
                 HEALTHCARE PLANS - 2.6%
                 --------------------------------------------------
   20,000        Cigna Corp.                                              2,306,400
                 --------------------------------------------------
   50,000  (1)   Humana                                                   2,408,000
                 --------------------------------------------------  ---------------
                 Total                                                    4,714,400
                                                                     ---------------
                 --------------------------------------------------
                 PHARMACEUTICALS - 6.4%
                 --------------------------------------------------
  100,000        Johnson & Johnson, Inc.                                  6,339,000
                 --------------------------------------------------
  200,000        Pfizer, Inc.                                             5,094,000
                 --------------------------------------------------  ---------------
                 Total                                                   11,433,000
                 --------------------------------------------------  ---------------
                      Total Healthcare                                   16,147,400
                 --------------------------------------------------  ---------------
                 INDUSTRIALS - 5.3%
                 --------------------------------------------------
                 INDUSTRIAL CONGLOMERATES - 2.2%
                 --------------------------------------------------
  115,000        General Electric Co.                                     3,865,150
                 --------------------------------------------------  ---------------
                 MACHINERY - 2.4%
                 --------------------------------------------------
   46,000        Ingersoll-Rand Co. Ltd.                                  3,662,520
                 --------------------------------------------------
   15,000        Joy Global Inc                                             721,200
                 --------------------------------------------------  ---------------
                      Total                                               4,383,720
                 --------------------------------------------------  ---------------
                 RESIDENTIAL CONSTRUCTION - 0.7%
                 --------------------------------------------------  ---------------
   35,000        D.R. Horton                                              1,292,200
                 --------------------------------------------------  ---------------
                      Total Industrials                                   9,541,070
                 --------------------------------------------------  ---------------
                 INFORMATION TECHNOLOGY - 8.1%
                 --------------------------------------------------
                 COMMUNICATION EQUIPMENT - 0.3%
                 --------------------------------------------------
   25,000  (1)   Motorola                                                   547,000
                 --------------------------------------------------  ---------------
                 COMPUTERS & PERIPHERALS - 2.2%
                 --------------------------------------------------
   85,000  (1)   Apple Computer, Inc.                                     3,985,650
                 --------------------------------------------------  ---------------


                                                           - 2 -

                 SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.6%
                 --------------------------------------------------
  175,000        Applied Materials, Inc.                                  3,206,000
                 --------------------------------------------------
   50,000        KLA Tencor Corp.                                         2,535,500
                 --------------------------------------------------
  170,000        National Semiconductor Corp.                             4,238,100
                 --------------------------------------------------  ---------------
                      Total                                               9,979,600
                 --------------------------------------------------  ---------------
                      Total Information Technology                       14,512,250
                 --------------------------------------------------  ---------------
                 MATERIALS - 12.9%
                 --------------------------------------------------
                 CONSTRUCTION MATERIALS - 3.0%
                 --------------------------------------------------
   77,000        Vulcan Materials Co.                                     5,532,450
                 --------------------------------------------------  ---------------
                 INDEPENDENT OIL & GAS - 2.5%
                 --------------------------------------------------
   90,000        EnCana Corp.                                             4,427,100
                 --------------------------------------------------  ---------------
                 METALS & MINING - 3.6%
                 --------------------------------------------------
   75,000        Peabody Energy Corp.                                     5,375,250
                 --------------------------------------------------
   10,000        Phelps Dodge Corp.                                       1,075,300
                 --------------------------------------------------  ---------------
                      Total                                               6,450,550
                 --------------------------------------------------  ---------------
                 OIL & GAS DRILLING & EXPLORATION - 2.5%
                 --------------------------------------------------
   15,000        Diamond Offshore                                           885,900
                 --------------------------------------------------
   60,000  (1)   Transocean, Inc.                                         3,542,400
                 --------------------------------------------------  ---------------
                      Total                                               4,428,300
                 --------------------------------------------------  ---------------
                 OIL & GAS REFINING & MARKETING - 0.8%
                 --------------------------------------------------  ---------------
   25,000        Tesoro Corp.                                             1,445,000
                 --------------------------------------------------  ---------------
                 SPECIALTY CHEMICAL - 0.5%
                 --------------------------------------------------  ---------------
   15,000        Monsanto Company                                           957,600
                 --------------------------------------------------  ---------------
                      Total Materials                                    23,241,000
                 --------------------------------------------------  ---------------
                 SERVICES - 6.0%
                 --------------------------------------------------
                 BROADCASTING & CABLE TV - 1.7%
                 --------------------------------------------------
  100,000  (1)   Comcast Corp.                                            3,074,000
                 --------------------------------------------------  ---------------
                 DEPARTMENT STORES - 0.5%
                 --------------------------------------------------
    6,000  (1)   Sears Holdings Corp.                                       815,160
                 --------------------------------------------------  ---------------
                 DRUG STORES - 2.0%
                 --------------------------------------------------
   75,000  (1)   Medco Health Solutions, Inc.                             3,695,250
                 --------------------------------------------------  ---------------
                 RAILROADS - 1.8%
                 --------------------------------------------------
   60,000        Burlington Northern Santa Fe Corp.                       3,181,200
                 --------------------------------------------------  ---------------
                      Total Services                                     10,765,610
                 --------------------------------------------------  ---------------
                 UTILITIES - 3.8%

                                                           - 3 -

                 --------------------------------------------------
                 ELECTRIC UTILITIES - 3.8%
                 --------------------------------------------------
  200,000        Southern Company, Inc.                                   6,880,000
                 --------------------------------------------------  ---------------
                      TOTAL COMMON STOCKS
                      (IDENTIFIED COST $138,729,541)                   $178,041,750
                 --------------------------------------------------  ---------------
MUTUAL FUNDS - 0.9%
-------------------------------------------------------------------
  778,162        Fidelity Institutional Money Market Fund                   778,162
                 --------------------------------------------------
  905,823        Fidelity Institutional Prime Money Market Fund             905,823
                 --------------------------------------------------  ---------------
                      TOTAL MUTUAL FUNDS (IDENTIFIED COST                         .
                      $1,683,985)                                        $1,683,985
                 --------------------------------------------------  ---------------
                      TOTAL INVESTMENTS - 99.9% (IDENTIFIED COST
                      $140,413,526)                                    $179,725,735
                 --------------------------------------------------  ---------------
                      OTHER ASSETS AND LIABILITIES - NET - (0.1)%           231,065
                 --------------------------------------------------  ---------------
                      TOTAL NET ASSETS - 100.0%                        $179,956,800
                 --------------------------------------------------  ---------------

                                                           - 4 -


(1) Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

REGIONS MORGAN KEEGAN SELECT
BALANCED FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------------------------

          SHARES                                                                     VALUE
------------------------   ---------------------------------------------       ------------------
COMMON STOCKS - 71.2%
------------------------------------------------------------------------
                           CONSUMER DISCRETIONARY - 5.7%
                           ---------------------------------------------
                           AUTO COMPONENTS - 0.7%
                           ---------------------------------------------
            50,000  (1,2)  The Goodyear Tire & Rubber Co.                            840,000
                           ---------------------------------------------       --------------
                           FOOD & DRUG RETAIL - 0.9%
                           ---------------------------------------------
            36,000         CVS Corp.                                               1,057,320
                           ---------------------------------------------       --------------
                           SPECIALTY RETAIL - 3.1%
                           ---------------------------------------------
            20,000  (1,2)  Chico's FAS, Inc.                                         694,200
                           ---------------------------------------------
            30,000         Home Depot, Inc.                                        1,209,600
                           ---------------------------------------------
            30,000   (2)   Lowe's Companies, Inc.                                  1,929,300
                           ---------------------------------------------       --------------
                                Total                                              3,833,100
                           ---------------------------------------------       --------------
                           TEXTILES, APPAREL & LUXURY GOODS - 1.0%
                           ---------------------------------------------
            20,000         VF Corp.                                                1,186,200
                           ---------------------------------------------       --------------
                                Total Consumer Discretionary                       6,916,620
                           ---------------------------------------------       --------------
                           CONSUMER STAPLES - 5.3%
                           ---------------------------------------------
                           BEVERAGES - 1.3%
                           ---------------------------------------------
            28,000         Pepsico, Inc.                                           1,535,800
                           ---------------------------------------------       --------------
                           HOUSEHOLD PRODUCTS - 0.8%
                           ---------------------------------------------
            17,000   (2)   Proctor & Gamble Co.                                      943,160
                           ---------------------------------------------       --------------
                           TOBACCO - 3.2%
                           ---------------------------------------------
            32,000   (2)   Altria Group, Inc.                                      2,262,400
                           ---------------------------------------------
            40,000         UST, Inc.                                               1,702,400
                           ---------------------------------------------       --------------
                                Total                                              3,964,800
                           ---------------------------------------------       --------------
                                Total Consumer Staples                             6,443,760
                           ---------------------------------------------       --------------
                           ENERGY - 16.3%
                           ---------------------------------------------
                           ENERGY EQUIPMENT & SERVICES - 7.0%
                           ---------------------------------------------
            24,000   (2)   B.J. Services Co.                                       1,513,920
                           ---------------------------------------------
            32,000   (2)   GlobalSantaFe Corp.                                     1,500,160
                           ---------------------------------------------
           120,000  (1,2)  Newpark Resources, Inc.                                 1,066,800
                           ---------------------------------------------
            56,000   (2)   Smith International, Inc.                               1,945,440
                           ---------------------------------------------
            30,000         Schlumberger Ltd.                                       2,586,900
                           ---------------------------------------------       --------------
                                Total                                              8,613,220
                           ---------------------------------------------       --------------
                           OIL & GAS - 9.3%
                           ---------------------------------------------
            20,000         Chevron Texaco Corp.                                    1,228,000
                           ---------------------------------------------
            40,000         ConocoPhillips                                          2,637,600
                           ---------------------------------------------
            32,000   (2)   Devon Energy Corp.                                      1,944,640
                           ---------------------------------------------
            52,000         Exxon Mobil Corp.                                       3,114,800
                           ---------------------------------------------
            16,000         Occidental Petroleum Corp.                              1,328,480
                           ---------------------------------------------
            28,000         XTO Energy, Inc.                                        1,114,400
                           ---------------------------------------------       --------------
                                Total                                             11,367,920
                           ---------------------------------------------       --------------
                                Total Energy                                      19,981,140
                           ---------------------------------------------       --------------
                           FINANCIALS - 7.1%
                           ---------------------------------------------
                           COMMERCIAL BANKS - 1.9%
                           ---------------------------------------------
            30,000         Bank of America Corp.                                   1,290,900
                           ---------------------------------------------
            16,000         Wells Fargo & Co.                                         953,920
                           ---------------------------------------------       --------------

REGIONS MORGAN KEEGAN SELECT
BALANCED FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

          SHARES                                                                     VALUE
------------------------   ---------------------------------------------       --------------
                                Total                                              2,244,820
                           ---------------------------------------------       --------------
                           CONSUMER FINANCE - 0.9%
                           ---------------------------------------------
            20,000   (2)   American Express Co.                                    1,104,800
                           ---------------------------------------------       --------------
                           DIVERSIFIED FINANCIAL SERVICES - 1.4%
                           ---------------------------------------------
            40,000         Citigroup, Inc.                                         1,750,800
                           ---------------------------------------------       --------------
                           INVESTMENT SERVICES - 0.7%
                           ---------------------------------------------
             8,000         Lehman Brothers Holdings, Inc.                            845,280
                           ---------------------------------------------       --------------
                           INSURANCE - 2.2%
                           ---------------------------------------------
            30,000         Aflac, Inc.                                             1,296,600
                           ---------------------------------------------
            24,000         American International Group, Inc.                      1,420,800
                           ---------------------------------------------       --------------
                                Total                                              2,717,400
                           ---------------------------------------------       --------------
                                Total Financials                                   8,663,100
                           ---------------------------------------------       --------------
                           HEALTHCARE - 11.1%
                           ---------------------------------------------
                           BIOTECHNOLOGY - 3.5%
                           ---------------------------------------------
            16,000  (1,2)  Amgen, Inc.                                             1,278,400
                           ---------------------------------------------
            16,000   (1)   Genzyme Corp.                                           1,138,720
                           ---------------------------------------------
            44,000   (1)   Gilead Sciences, Inc.                                   1,892,000
                           ---------------------------------------------       --------------
                                Total                                              4,309,120
                           ---------------------------------------------       --------------
                           HEALTHCARE EQUIPMENT & SUPPLIES - 1.1%
                           ---------------------------------------------
            24,000         Medtronic, Inc.                                         1,368,000
                           ---------------------------------------------       --------------
                           HEALTHCARE PROVIDERS & SERVICES - 2.7%
                           ---------------------------------------------
            16,000  (1,2)  Coventry Health Care, Inc.                              1,280,000
                           ---------------------------------------------
            14,000         Quest Diagnostics, Inc.                                   699,720
                           ---------------------------------------------
            11,000         UnitedHealth Group, Inc.                                  566,500
                           ---------------------------------------------
            10,000   (1)   Wellpoint, Inc.                                           742,500
                           ---------------------------------------------       --------------
                                Total                                              3,288,720
                           ---------------------------------------------       --------------
                           PHARMACEUTICALS - 3.8%
                           ---------------------------------------------
            20,000         Abbott Laboratories                                       902,600
                           ---------------------------------------------
            20,000         Eli Lilly & Co.                                         1,100,400
                           ---------------------------------------------
            32,000         Johnson & Johnson, Inc.                                 2,028,480
                           ---------------------------------------------
            30,000         Schering-Plough Corp.                                     642,300
                           ---------------------------------------------       --------------
                                Total                                              4,673,780
                           ---------------------------------------------       --------------
                                Total Healthcare                                  13,639,620
                           ---------------------------------------------       --------------
                           INDUSTRIALS - 3.5%
                           ---------------------------------------------
                           AIRLINES - 0.6%
                           ---------------------------------------------
            30,000   (1)   ExpressJet Holdings, Inc.                                 285,300
                           ---------------------------------------------
            16,004   (2)   Skywest, Inc.                                             379,455
                           ---------------------------------------------       --------------
                                Total                                                664,755
                           ---------------------------------------------       --------------
                           INDUSTRIAL CONGLOMERATES - 2.2%
                           ---------------------------------------------
            80,000         General Electric Co.                                    2,688,800
                           ---------------------------------------------       --------------
                           MACHINERY - 0.7%
                           ---------------------------------------------
            16,000   (2)   Caterpillar, Inc.                                         887,840
                           ---------------------------------------------       --------------
                                Total Industrials                                  4,241,395
                           ---------------------------------------------       --------------
                           INFORMATION TECHNOLOGY - 6.7%
                           ---------------------------------------------
                           COMMUNICATIONS EQUIPMENT - 1.5%
                           ---------------------------------------------

REGIONS MORGAN KEEGAN SELECT
BALANCED FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

          SHARES                                                                     VALUE
------------------------   ---------------------------------------------       --------------
            52,000   (1)   Cisco Systems, Inc.                                       916,240
                           ---------------------------------------------
            16,000         Motorola, Inc.                                            350,080
                           ---------------------------------------------
            16,000         Qualcomm, Inc.                                            635,360
                           ---------------------------------------------       --------------
                                Total                                              1,901,680
                           ---------------------------------------------       --------------
                           INTERNET SOFTWARE & SERVICES - 1.4%
                           ---------------------------------------------
             3,500  (1,4)  Google, Inc.                                            1,001,000
                           ---------------------------------------------
            20,000   (1)   Yahoo, Inc.                                               666,400
                           ---------------------------------------------       --------------
                                Total                                              1,667,400
                           ---------------------------------------------       --------------
                           SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.6%
                           ---------------------------------------------
            60,000         Applied Materials, Inc.                                 1,099,200
                           ---------------------------------------------
            12,000  (1,2)  Cree, Inc.                                                307,680
                           ---------------------------------------------
            50,000         Intel Corp.                                             1,286,000
                           ---------------------------------------------
            10,000   (2)   KLA Tencor Corp.                                          507,100
                           ---------------------------------------------       --------------
                                Total                                              3,199,980
                           ---------------------------------------------       --------------
                           SOFTWARE - 1.2%
                           ---------------------------------------------
            44,000         Microsoft Corp.                                         1,204,720
                           ---------------------------------------------
            10,000  (1,2)  Symantec Corp.                                            209,700
                           ---------------------------------------------       --------------
                                Total                                              1,414,420
                           ---------------------------------------------       --------------
                                Total Information Technology                       8,183,480
                           ---------------------------------------------       --------------
                           MATERIALS - 9.2%
                           ---------------------------------------------
                           CAPITAL GOODS - 2.5%
                           ---------------------------------------------
            14,000         Deere and Co.                                             915,320
                           ---------------------------------------------
            24,000  (1,2)  Lone Star Technologies, Inc.                            1,327,200
                           ---------------------------------------------
            12,000   (2)   Vulcan Materials Co.                                      862,200
                           ---------------------------------------------       --------------
                                Total                                              3,104,720
                           ---------------------------------------------       --------------
                           CHEMICALS - 1.2%
                           ---------------------------------------------
            10,000         E.I. Du Pont De Nemours & Co.                             395,700
                           ---------------------------------------------
            24,000         Dow Chemical Co.                                        1,036,800
                           ---------------------------------------------       --------------
                                Total                                              1,432,500
                           ---------------------------------------------       --------------
                           METALS & MINING - 5.5%
                           ---------------------------------------------
            50,000   (2)   Agnico Eagle Mines Ltd.                                   654,000
                           ---------------------------------------------
            20,000         Arch Coal, Inc.                                         1,284,000
                           ---------------------------------------------
            80,000   (2)   Barrick Gold Corp.                                      2,097,600
                           ---------------------------------------------
            50,000         Newmont Mining Corp.                                    1,979,000
                           ---------------------------------------------
            16,000   (2)   United States Steel Corp.                                 670,720
                           ---------------------------------------------       --------------
                                Total                                              6,685,320
                           ---------------------------------------------       --------------
                                Total Materials                                   11,222,540
                           ---------------------------------------------       --------------
                           SERVICES - 0.2%
                           ---------------------------------------------
                           RESTAURANTS - 0.2%
                           ---------------------------------------------
             5,000   (1)   Starbucks Corp.                                           245,150
                           ---------------------------------------------       --------------
                           TELECOMMUNICATION SERVICES - 1.3%
                           ---------------------------------------------
                           WIRELESS TELECOMMUNICATION SERVICES - 1.3%
                           ---------------------------------------------
            63,375         Sprint Nextel Corp.                                     1,643,314
                           ---------------------------------------------       --------------
                           UTILITIES - 4.8%
                           ---------------------------------------------
                           ELECTRIC UTILITIES - 4.3%
                           ---------------------------------------------

REGIONS MORGAN KEEGAN SELECT
BALANCED FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

          SHARES                                                                     VALUE
------------------------   ---------------------------------------------       --------------
            50,000   (2)   Duke Energy Corp.                                       1,449,500
                           ---------------------------------------------
            24,000         FPL Group, Inc.                                         1,034,160
                           ---------------------------------------------
            40,000   (2)   Southern Company, Inc.                                  1,376,000
                           ---------------------------------------------
            14,000         TXU Corp.                                               1,358,280
                           ---------------------------------------------       --------------
                                Total                                              5,217,940
                           ---------------------------------------------       --------------
                           GAS UTILITIES - 0.5%
                           ---------------------------------------------
            60,000         El Paso Corp.                                             696,000
                           ---------------------------------------------       --------------
                                Total Utilities                                    5,913,940
                           ---------------------------------------------       --------------
                                TOTAL COMMON STOCKS
                                (IDENTIFIED COST $65,745,785)                    $87,094,059
                           ---------------------------------------------       --------------
        PRINCIPAL
          AMOUNT                                                                    VALUE
---------------------------                                                    --------------

CORPORATE BONDS - 6.1%
-------------------------------------------------------------------------------
                                   CONSUMER STAPLES- 0.8%
                                   -------------------------------------------
                                   PERSONAL PRODUCTS - 0.8%
                                   -------------------------------------------
         1,000,000         Proctor & Gamble Co., 4.750%, 6/15/2007                 1,010,934
                           ---------------------------------------------
                           FINANCIALS - 0.8%
                           ---------------------------------------------
                           INSURANCE - 0.8%
                           ---------------------------------------------
         1,000,000         Allstate Corp., 5.375%, 12/01/2006                      1,013,528
                           ---------------------------------------------       --------------
                           HEALTHCARE - 1.6%
                           ---------------------------------------------
                           PHARMACEUTICALS - 1.6%
                           ---------------------------------------------
         1,000,000         Abbott Laboratories, Note, 3.500%, 2/17/2009              976,629
                           ---------------------------------------------
         1,000,000   (2)   Pfizer Inc., Note, 2.500%, 3/15/2007                      976,295
                           ---------------------------------------------       --------------
                                Total Healthcare                                   1,952,924
                           ---------------------------------------------       --------------
                           INFORMATION TECHNOLOGY - 1.2%
                           ---------------------------------------------
                           COMPUTERS & PERIPHERALS - 1.2%
                           ---------------------------------------------
         1,500,000   (2)   International Business Machines Corp., 4.875%,
                           10/01/2006                                              1,511,150
                           --------------------------------------------------- --------------
                           TELECOMMUNICATION SERVICES - 1.7%
                           ---------------------------------------------------
                           DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
                           ---------------------------------------------------
         2,000,000   (2)   SBC Communications, Inc., Note, 5.750%, 5/2/2006        2,022,122
                           --------------------------------------------------- --------------
                                TOTAL CORPORATE BONDS
                                (IDENTIFIED COST $7,523,568)                      $7,510,658
                           --------------------------------------------------- --------------

GOVERNMENT AGENCIES - 9.9%
-------------------------------------------------------------------------------
                           FEDERAL HOME LOAN BANK - 5.0% (3)
                           ---------------------------------------------------
         2,000,000         4.875%, 11/15/2006                                      2,020,126
                           ---------------------------------------------------
         2,000,000         5.375%, 2/15/2006                                       2,013,184
                           ---------------------------------------------------
         2,000,000         6.500%, 11/15/2006                                      2,057,252
                           --------------------------------------------------- --------------
                                Total                                              6,090,562
                           --------------------------------------------------- --------------
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.9% (3)
                           ---------------------------------------------------
         2,000,000   (2)   2.500%, 6/15/2006                                       1,977,948
                           ---------------------------------------------------
         2,000,000   (2)   4.250%, 5/15/2009                                       2,010,920
                           ---------------------------------------------------
         2,000,000         5.250%, 4/15/2007                                       2,038,492
                           --------------------------------------------------- --------------
                                Total                                              6,027,360
                           --------------------------------------------------- --------------


REGIONS MORGAN KEEGAN SELECT
BALANCED FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
---------------------------------------------------------------------------------------------

          SHARES                                                                     VALUE
------------------------   ---------------------------------------------       --------------
                                TOTAL GOVERNMENT AGENCIES
                                (IDENTIFIED COST $11,989,202)                    $12,117,922
                           --------------------------------------------------- --------------

MORTGAGE BACKED SECURITIES - 7.0%
-------------------------------------------------------------------------------
                           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.0%
                           ---------------------------------------------------
         1,146,553         5.000%, 2/15/2018                                       1,166,045
                           ---------------------------------------------------
         1,186,208         5.000%, 2/15/2018                                       1,206,374
                           ---------------------------------------------------
         1,301,346         5.000%, 3/15/2018                                       1,323,469
                           ---------------------------------------------------
         1,442,192         5.000%, 5/15/2018                                       1,466,710
                           ---------------------------------------------------
         1,708,407         5.000%, 6/15/2019                                       1,736,921
                           ---------------------------------------------------
         1,640,769         5.000%, 8/15/2019                                       1,668,154
                           --------------------------------------------------- --------------
                                TOTAL MORTGAGE BACKED SECURITIES
                                (IDENTIFIED COST $8,692,270)                      $8,567,673
                           --------------------------------------------------- --------------

U.S. TREASURY - 4.5%
-------------------------------------------------------------------------------
                           U.S. TREASURY NOTES - 4.5%
                           ---------------------------------------------------
         1,500,000   (2)   3.250%, 1/15/2009                                       1,471,934
                           ---------------------------------------------------
         2,000,000   (2)   4.000%, 6/15/2009                                       2,010,860
                           ---------------------------------------------------
         2,000,000   (2)   6.500%, 10/15/2006                                      2,058,516
                           --------------------------------------------------- --------------
                                TOTAL U.S. TREASURY
                                (IDENTIFIED COST $5,527,520)                      $5,541,310
                           --------------------------------------------------- --------------
MUTUAL FUNDS - 20.9%
------------------------------------------------------------------------------
         24,440,521         BNY Institutional Cash Reserves Fund (held as
                            collateral for securities lending)                    24,440,521
                            --------------------------------------------------
            574,902         Fidelity Institutional Money Market Fund                 574,902
                            --------------------------------------------------
            577,799         Fidelity Institutional Prime Money Market Fund           577,799
                            -------------------------------------------------- --------------
                                 TOTAL MUTUAL FUNDS (IDENTIFIED COST
                                 $25,593,222)                                    $25,593,222
                            -------------------------------------------------- --------------
                                 TOTAL INVESTMENTS - 119.7% (IDENTIFIED COST
                                 $125,071,567)                                  $146,424,844
                            -------------------------------------------------- --------------
                                 OTHER ASSETS AND LIABILITIES - NET - (19.7)%   (24,096,524)

                            -------------------------------------------------- --------------
                                 TOTAL NET ASSETS - 100.0%                      $122,328,320
                            -------------------------------------------------- --------------

CALL OPTIONS WRITTEN AUGUST 31, 2005
------------------------------------------------------------------------------
          NUMBER
            OF                                                                    MARKET
        CONTRACTS           COMMON STOCKS/EXPIRATION DATE/EXERCISE PRICE          VALUE
--------------------------- -----------------------------------------------------------------
           100              Google, Inc. / December / 300                           15,400
                            -----------------------------------------------------------------


(1)  Non-income producing security.
(2)  Certain shares are temporarily on loan to unaffiliated broker/dealers.  As of August
     31, 2005, securities subject to this type or arrangement and related collateral were as follows.

       MARKET VALUE OF SECURITIES LOANED                                        MARKET VALUE OF COLLATERAL

       $24,224,504                                                                 $24,440,521

(3)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(4)  A portion or all of the security is pledged as collateral for call options written.
Note:  The categories of investments are shown as a percentage of total net assets at
            August 31, 2005.

REGIONS MORGAN KEEGAN SELECT
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                                      VALUE
--------------------  ------------------------------------------------------  --------------
CORPORATE BONDS - 26.5%

----------------------------------------------------------------------------
                      CONSUMER DISCRETIONARY - 2.1%
                      ------------------------------------------------------
                      MEDIA - 1.3%
                      ------------------------------------------------------
      3,000,000       Washington Post, 5.500%, 2.15.2009                        3,107,682
                      ------------------------------------------------------   -----------
                      FOOD & DRUG RETAIL - 0.8%
                      ------------------------------------------------------
      1,800,000  (1)  Albertson's, 7.450%, 8/1/2029                             2,027,243
                      -------------------------------------------------------  -----------
                           Total Consumer Discretionary                         5,134,925
                      -------------------------------------------------------  -----------
                      CONSUMER STAPLES - 1.3%
                      ------------------------------------------------------
                      PERSONAL PRODUCTS - 1.3%
                      ------------------------------------------------------
      3,000,000       Avon Products, 6.550%, 8/1/2007                           3,125,157
                      -------------------------------------------------------  -----------
                      ENERGY - 0.9%
                      ------------------------------------------------------
                      OIL & GAS - 0.9%
                      ------------------------------------------------------
      2,000,000       BP Capital Markets PLC, Note, 4.625%, 4/15/2009           2,116,594
                      -------------------------------------------------------  -----------
                       FINANCIALS - 15.5%
                      ------------------------------------------------------
                       CAPITAL MARKETS - 4.8%
                      ------------------------------------------------------
      6,000,000       Goldman Sachs Group, Inc., Note, 5.500%, 11/15/2014       6,282,090
                      ------------------------------------------------------
      5,000,000       J.P. Morgan Chase & Co., Sub. Note, 6.500%, 1/15/2009     5,334,595
                      ------------------------------------------------------   -----------
                            Total                                              11,616,685
                      ------------------------------------------------------   -----------
                      COMMERCIAL BANKS - 1.7%
                      ------------------------------------------------------
      4,000,000       Wells Fargo & Co., Note, 5.900%, 5/21/2006                4,043,900
                      ------------------------------------------------------   -----------
                       CONSUMER FINANCE - 7.3%
                      ------------------------------------------------------
      5,000,000       American General Finance Corp., 4.625%, 9/1/2010          5,005,440
                      ------------------------------------------------------
      2,500,000       Household Finance Corp., Note, 4.625%, 1/15/2008          2,517,220
                      ------------------------------------------------------
      8,000,000       Household Finance Corp., Unsecd. Note, 5.750%,
                      ------------------------------------------------------
                      01/30/2007                                                8,162,672
                      ------------------------------------------------------
      2,000,000       Residential Capital Corp., 4.835%, 6/29/2007              2,011,276
                      ------------------------------------------------------   -----------
                            Total                                              17,696,608
                      ------------------------------------------------------   -----------
                      DIVERSIFIED FINANCIAL SERVICES - 1.7%
                      ------------------------------------------------------
      4,000,000  (1)  General Electric Capital Corp., Note, (Series MTNA),
                      ------------------------------------------------------
                      5.375%, 3/15/2007                                         4,075,660
                      ------------------------------------------------------   -----------
                            Total Financials                                   37,432,853
                      ------------------------------------------------------   -----------
                      HEALTHCARE - 1.6%
                      ------------------------------------------------------
                      PHARMACEUTICALS - 1.6%
                      ------------------------------------------------------
      4,000,000  (1)  Pfizer, Inc., Note, 2.500%, 3/15/2007                     3,905,180
                      ------------------------------------------------------   -----------
                      INDUSTRIALS - 3.6%
                      ------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 1.5%
                      ------------------------------------------------------
      3,700,000  (1)  D.R. Horton, Inc., 5.250%, 2/15/2015                      3,567,799
                      ------------------------------------------------------   -----------
                      ELECTRICAL EQUIPMENT - 2.1%
                      ------------------------------------------------------
      5,000,000       Emerson Electric Co., Unsecd. Note, 5.850%, 3/15/2009     5,250,800
                      ------------------------------------------------------   -----------
                           Total Industrials                                    8,818,599
                      ------------------------------------------------------   -----------
                      INFORMATION TECHNOLOGY - 1.5%
                      ------------------------------------------------------
                      COMPUTERS & PERIPHERALS - 1.5%
                      ------------------------------------------------------
      3,500,000       International Business Machines Corp., 4.875%,
                      ------------------------------------------------------
                      10/01/2006                                                3,526,015
                      ------------------------------------------------------   -----------

REGIONS MORGAN KEEGAN SELECT
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                                      VALUE
--------------------  ------------------------------------------------------  --------------
                           TOTAL CORPORATE BONDS
                           (IDENTIFIED COST $55,503,884)                      $64,059,323
                      ------------------------------------------------------  ------------
GOVERNMENT AGENCIES - 32.0%
----------------------------------------------------------------------------
                      FEDERAL HOME LOAN BANK - 5.2% (2)
                      ------------------------------------------------------
      5,000,000       5.800%, 3/30/2009                                         5,268,920
                      ------------------------------------------------------
      2,005,000  (1)  6.375%, 8/15/2006                                         2,048,984
                      ------------------------------------------------------
      5,000,000       6.500%, 11/15/2006                                        5,143,130
                      ------------------------------------------------------   -----------
                           Total                                               12,461,034
                      ------------------------------------------------------   -----------
                      FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.9% (2)
                      ------------------------------------------------------
      8,000,000       4.375%, 7/30/2009                                         7,954,736
                      ------------------------------------------------------
      4,500,000       5.000%, 6/15/2033                                         4,519,710
                      ------------------------------------------------------
      6,000,000  (1)  5.250%, 11/05/2012                                        6,040,524
                      ------------------------------------------------------
      4,000,000  (1)  5.500%, 7/15/2006                                         4,052,632
                      ------------------------------------------------------
      4,000,000  (1)  5.750%, 3/15/2009                                         4,214,984
                      ------------------------------------------------------
      4,000,000  (1)  5.750%, 4/15/2008                                         4,169,892
                      ------------------------------------------------------
      3,000,000       6.375%, 8/1/2011                                          3,038,142
                      ------------------------------------------------------
      4,000,000  (1)  6.625%, 9/15/2009                                         4,367,428
                      ------------------------------------------------------   -----------
                           Total                                               38,358,048
                      ------------------------------------------------------   -----------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.9% (2)
                      ------------------------------------------------------
      4,377,348       3.109%, 7/25/2019                                           269,470
                      ------------------------------------------------------
      2,000,000  (1)  5.000%, 1/15/2007                                         2,026,556
                      ------------------------------------------------------
      3,864,888       5.000%, 1/1/2020                                          3,894,030
                      ------------------------------------------------------
      1,800,000       5.000%, 3/25/2024                                         1,807,576
                      ------------------------------------------------------
      5,000,000       5.000%, 7/25/2033                                         5,010,260
                      ------------------------------------------------------
      3,000,000       5.250%, 4/15/2007                                         3,057,738
                      ------------------------------------------------------
      5,000,000       5.625%, 2/28/2012                                         5,100,070
                      ------------------------------------------------------
      4,000,000  (1)  6.000%, 5/15/2008                                         4,196,652
                      ------------------------------------------------------
      1,000,000       6.625%, 9/15/2009                                         1,092,261
                      ------------------------------------------------------    ----------
                           Total                                               26,454,613
                      ------------------------------------------------------   -----------
                           TOTAL GOVERNMENT AGENCIES
                           (IDENTIFIED COST $75,669,784)                      $77,273,695
                      ------------------------------------------------------  ------------
MORTGAGE BACKED SECURITIES - 24.1%
----------------------------------------------------------------------------
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.5%
                      ------------------------------------------------------
      3,755,957       5.000%, 11/15/2018                                        3,819,808
                      ------------------------------------------------------
      4,064,696       5.000%, 11/15/2018                                        4,133,797
                      ------------------------------------------------------
      4,256,782       5.000%, 1/15/2019                                         4,327,828
                      ------------------------------------------------------
      8,814,879       5.000%, 6/15/2019                                         8,961,999
                      ------------------------------------------------------
      1,826,970       5.500%, 2/15/2018                                         1,884,100
                      ------------------------------------------------------
      2,087,362       5.500%, 2/15/2018                                         2,152,634
                      ------------------------------------------------------   -----------
                           Total                                               25,280,166
                      ------------------------------------------------------   -----------
                      COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6%
                      ------------------------------------------------------
      5,000,000       Countrywide 2005-6CB, 5.500%, 4/25/2035                   5,080,450
                      ------------------------------------------------------
      3,496,491       Downey Savings & Loan 2004-AR3 2A2A, 2.780%, 7/19/2044    3,506,316
                      ------------------------------------------------------
      2,980,043       GSR Mortgage Loan Trust 2004-7 2A1, 4.186%, 6/25/2034     2,956,211
                      ------------------------------------------------------

REGIONS MORGAN KEEGAN SELECT
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------------------
     PRINCIPAL
      AMOUNT                                                                     VALUE
--------------------  ------------------------------------------------------  ------------
       8,126,435      J.P. Morgan Chase & Co. 2005-A1 3A3, 4.900%, 2/25/2035    8,087,102
                      ------------------------------------------------------
       4,662,004      Master Mortgage 2005-1 9A1, 5.319%, 1/25/2035             4,733,379
                      ------------------------------------------------------
       2,156,512      Merrill Lynch 2005-A1 2A1, 4.665%, 12/25/2034             2,157,185
                      ------------------------------------------------------
       1,000,000      Soloso 2005-1A A3L, 5.060%, 10/15/2035                    1,000,000
                      ------------------------------------------------------
       5,401,568      Structured Mortgage 2005-1 5A2, 5.321%, 1/25/2035         5,447,535
                      ------------------------------------------------------  ------------
                           Total                                               32,968,178
                      ------------------------------------------------------  ------------
                           TOTAL MORTGAGE BACKED SECURITIES
                           (IDENTIFIED COST $58,449,757)                      $58,248,344
                      ------------------------------------------------------ -------------
U.S. TREASURY - 16.4%
----------------------------------------------------------------------------
                      U.S. TREASURY NOTES - 16.4%
                      ------------------------------------------------------
      5,000,000  (1)  3.625%, 6/15/2010                                         4,946,095
                      ------------------------------------------------------
      6,000,000  (1)  4.125%, 5/15/2015                                         6,038,670
                      ------------------------------------------------------
      4,500,000  (1)  4.250%, 11/15/2013                                        4,579,803
                      ------------------------------------------------------
      4,000,000  (1)  4.250%, 11/15/2014                                        4,065,936
                      ------------------------------------------------------
      6,000,000  (1)  4.375%, 5/15/2007                                         6,054,846
                      ------------------------------------------------------
      2,250,000  (1)  4.625%, 5/15/2006                                         2,263,360
                      ------------------------------------------------------
      6,000,000  (1)  4.750%, 5/15/2014                                         6,320,388
                      ------------------------------------------------------
      4,650,000  (1)  5.375%, 2/15/2031                                         5,451,762
                      ------------------------------------------------------ -------------
                           TOTAL U.S. TREASURY
                           (IDENTIFIED COST $34,175,722)                      $39,720,860
                      ------------------------------------------------------ -------------
MUTUAL FUND - 26.8%
----------------------------------------------------------------------------
     63,798,119       BNY Institutional Cash Reserves Fund (held as
                      collateral for securities lending)                       63,798,119
                      ------------------------------------------------------
        528,605       Fidelity Institutional Money Market Fund                    528,605
                      ------------------------------------------------------
        533,360       Fidelity Institutional Prime Money Market Fund              533,360
                      ------------------------------------------------------ -------------
                           TOTAL MUTUAL FUNDS (IDENTIFIED COST
                           $64,860,084)                                       $64,860,084
                      ------------------------------------------------------ -------------
                           TOTAL INVESTMENTS - 125.8% (IDENTIFIED COST
                           $288,659,231)                                     $304,162,306
                      ------------------------------------------------------ -------------
                           OTHER ASSETS AND LIABILITIES - NET - (25.8)%       (62,340,077)
                      ------------------------------------------------------ -------------
                           TOTAL NET ASSETS - 100.0%                         $241,822,229
                      ------------------------------------------------------ -------------


(1)  Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.  As of
     August 31, 2005, securities subject to this type or arrangement and related collateral were as follows.

      MARKET VALUE OF SECURITIES LOANED                             MARKET VALUE OF COLLATERAL

        $62,846,824                                                               $63,798,119

(2)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

REGIONS MORGAN KEEGAN SELECT
LIMITED MATURITY FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
 -----------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                           VALUE
-----------      -------------------------------------------------------------     --------
CORPORATE BONDS - 22.8%
------------------------------------------------------------------------------
                 AEROSPACE & DEFENSE - 3.6%
                 -------------------------------------------------------------
   3,000,000     United Technologies Corp., 4.875%, 11/1/2006                     3,024,930.00
                 -------------------------------------------------------------
                 COMMERCIAL BANKS - 2.4%
                 -------------------------------------------------------------
   2,000,000 (1) Bank of America Corp., 5.250%, 2/1/2007                          2,030,056.00
                 -------------------------------------------------------------
                 COMPUTER & PERIPHERALS - 3.0%
                 -------------------------------------------------------------
   2,500,000 (1) International Business Machines Corp., 4.875%, 10/1/2006         2,518,582.50
                 -------------------------------------------------------------
                 CONSUMER FINANCE - 3.7%
                 -------------------------------------------------------------
   3,000,000     Household Finance Corp., 5.750%, 1/30/2007                       3,061,002.00
                 -------------------------------------------------------------
                 DIVERSIFIED FINANCIAL SERVICES - 2.4%
                 -------------------------------------------------------------
   2,000,000 (1) General Electric Capital Corp., 5.375%, 3/15/2007                2,037,830.00
                 -------------------------------------------------------------
   2,000,000 (1) Residential Capital, 4.84%, 6/29/2007                            2,011,276.00
                 -------------------------------------------------------------
                 PHARMACEUTICALS - 3.6%
                 -------------------------------------------------------------
   3,000,000     Abbott Laboratories, 5.625%, 7/1/2006                            3,035,586.00
                 -------------------------------------------------------------
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $17,937,693)         $17,719,263
                 -------------------------------------------------------------
GOVERNMENT AGENCIES - 45.6%
------------------------------------------------------------------------------
                 FEDERAL HOME LOAN BANKS - 10.6% (2)
                 -------------------------------------------------------------
   5,000,000 (1) 4.000%, 3/10/2008                                                4,980,890.00
                 -------------------------------------------------------------
   4,000,000 (1) 3.375%, 9/14/2007                                                3,948,288.00
                 -------------------------------------------------------------
                    Total                                                            8,929,178
                 ------------------------------------------------------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.0% (2)
                 -------------------------------------------------------------
   4,000,000     3.800%, 6/28/2007                                                3,983,328.00
                 -------------------------------------------------------------
   4,000,000     3.750%, 8/3/2007                                                 3,978,036.00
                 -------------------------------------------------------------
   5,000,000 (1) 3.625%, 2/15/2008                                                4,951,300.00
                 -------------------------------------------------------------
   1,250,522     5.000%, 1/15/2016                                                1,256,549.96
                 -------------------------------------------------------------
                    Total                                                           14,169,214
                 -------------------------------------------------------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.2% (2)
                 -------------------------------------------------------------
   3,000,000 (1) 4.375%, 10/15/2006                                               3,012,849.00
                 -------------------------------------------------------------
   1,500,000 (1) 3.750%, 5/17/2007                                                1,492,890.00
                 -------------------------------------------------------------
   4,000,000     3.750%, 7/6/2007                                                 3,959,880.00
                 -------------------------------------------------------------
   4,000,000     3.625%, 1/19/2007                                                3,980,244.00
                 -------------------------------------------------------------   -------------
                    Total                                                           12,445,863
                 -------------------------------------------------------------   -------------
                       TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                 -------------------------------------------------------------
                       $35,821,522)                                                $35,544,255
                 -------------------------------------------------------------   -------------
MORTGAGE BACKED SECURITIES - 15.2%
------------------------------------------------------------------------------
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 13.4%
                 -------------------------------------------------------------
   3,000,000     Credit Suisse First Boston 2003-AR24, 4.098%, 10/25/2033         3,022,080.00
                 -------------------------------------------------------------
   1,525,741     DSLA Mortgage Loan Trust, 2.780%, 7/19/2044                      1,530,028.59
                 -------------------------------------------------------------
   1,277,161     GSR Mortgage Loan Trust, 4.186%, 6/25/2034                       1,266,947.55
                 -------------------------------------------------------------
   1,173,342     Harborview Mortgage 2005-7 1A, 4.72%, 6/19/2045                  1,173,342.00
                 -------------------------------------------------------------
   2,336,221     Merrill Lynch 2005-A1, 4.665%, 12/25/2034                        2,336,950.45
                 -------------------------------------------------------------
   2,489,574     Wells Fargo Mortgage Backed Trust 20005-AR3, 4.186%,
                 3/25/2035                                                        2,488,802.67
                 -------------------------------------------------------------   -------------
                       TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
                 -------------------------------------------------------------
                       $11,776,478)                                                $11,818,151
                 -------------------------------------------------------------   -------------
U.S. TREASURY - 15.9%
------------------------------------------------------------------------------

REGIONS MORGAN KEEGAN SELECT
LIMITED MATURITY FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                                           VALUE
-----------      -------------------------------------------------------------     --------
                 U.S. TRESURY NOTES - 18.4%
                 -------------------------------------------------------------
   3,500,000 (1) 3.500%, 11/15/2006                                              3,487,557.50
                 -------------------------------------------------------------
   3,000,000 (1) 3.250%, 8/15/2007                                               2,967,306.00
                 -------------------------------------------------------------
   3,000,000 (1) 3.000%, 11/15/2007                                              2,947,968.00
                 -------------------------------------------------------------
   3,000,000 (1) 3.63%, 6/15/2010                                                2,967,657.00
                 -------------------------------------------------------------  -------------
                       TOTAL U. S. TREASURY (IDENTIFIED COST $12,664,684)         $12,370,489
                 -------------------------------------------------------------  -------------
MUTUAL FUNDS - 29.0%
------------------------------------------------------------------------------
  22,575,653     BNY Institutional Cash Reserves Fund (held as
                 collateral for securities lending)                                22,575,653
                 -------------------------------------------------------------
      14,071     Fidelity Institutional Money Market Fund                              14,071
                 -------------------------------------------------------------
      14,071     Fidelity Institutional Prime Money Market Fund                        14,071
                 -------------------------------------------------------------
                       TOTAL MUTUAL FUNDS (IDENTIFIED COST
                       $23,919,702)                                               $22,603,795
                 -------------------------------------------------------------  -------------
                       TOTAL INVESTMENTS - 128.5% (IDENTIFIED COST
                 -------------------------------------------------------------
                       $100,804,171)                                             $100,055,953
                 -------------------------------------------------------------  -------------
                       OTHER ASSETS AND LIABILITIES - NET - (28.5)%               (22,166,135)
                 -------------------------------------------------------------  -------------
                       TOTAL NET ASSETS-100%                                      $77,889,818
                 -------------------------------------------------------------  -------------

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2005, securities subject to this type or arrangement and related collateral were as follows.
     MARKET VALUE OF SECURITIES LOANED                MARKET VALUE OF COLLATERAL
     $22,161,729                                                     $22,575,653
(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
MUNICIPAL BONDS - 99.2%
                    ----------------------------------------------

                                 ALABAMA - 27.7%
                                 ---------------------------------
                                 Alabama State Public School &
                                 College Authority, Revenue
                                 Bonds, 4.75% (Original Issue
            250,000   010608SM0  Yield: 4.85%), 11/1/2006             253,233
                                 ---------------------------------
                                 Alabama Water PCA, Revenue
                                 Bond, 4.75% (AMBAC INS) /
                                 (Original Issue Yield: 4.90%),
            500,000   010653HW6  8/15/2014                            513,435
                                 ---------------------------------
                                 Anniston, AL Waterworks & Sewer
                                 Board, Refunding Revenue Bonds,
                                 4.00% (FSA INS) / (Original
            500,000   036090AL2  Issue Yield: 3.99%) 6/1/2006         504,250
                                 ---------------------------------
                                 Athens, AL , GO UT Warrants,
                                 4.65% (AMBAC INS) / (Original
            430,000   046861TP5  Issue Yield: 4.70%), 8/1/2011        449,475
                                 ---------------------------------
                                 Auburn, AL, GO UT Warrants,
                                 4.30% (Original Issue Yield:
            250,000   050213VM6  4.35%), 12/1/2007                    256,368
                                 ---------------------------------
                                 Auburn , AL GO UT, 3.90%
                                 (Original Issue Yield: 4.00%),
            200,000   050213XF9  1/1/2008                             203,682
                                 ---------------------------------
                                 Auburn University, AL, Revenue
                                 Bonds, 3.80% (AMBAC INS) /
                                 (Original Issue Yield: 3.90%),
            500,000   050589AE0  6/1/2006                             503,530
                                 ---------------------------------
                                 Baldwin County, AL Board of
                                 Education, Refunding Bonds,
                                 5.20% (Original Issue Yield:
            250,000   057849EG2  5.45%), 6/1/2008                     258,723
                                 ---------------------------------
                                 Blount County, AL Water
                                 Authority, 4.75% (AMBAC INS) /
                                 (Original Issue Yield: 4.90%),
            250,000   095166AG9  8/1/2006                             254,175
                                 ---------------------------------
                                 Decatur, AL Water Revenue
                                 Bonds, GO UT Revenue Bonds,
                                 4.65% (FSA LOC) / (Original
            500,000   243019FQ4  Issue Yield: 4.65%), 5/1/2010        528,885
                                 ---------------------------------
                                 Dothan, AL, GO UT Warrants,
                                 6.25% (Original Issue Yield:
            275,000   258489ME0  6.249%), 9/1/2007                    289,707
                                 ---------------------------------
                                 Homewood, AL GO LT, 3.625%
                                 (Original Issue Yield : 3.65%),
            500,000   437884KY4  9/1/2008                             506,715
                                 ---------------------------------
                                 Houston County, AL, GO OT
                                 Warrants, 4.95% (AMBAC INS) /
                                 (Original Issue Yield: 4.95%),
            500,000   441874CY8  10/15/2007                           519,555
                                 ---------------------------------
                                 Houston County, AL Board
                                 Education Capital Outlay,
                                 Special Tax Warrants, 4.57%
                                 (MBIA Insurance Corp. INS) /
                                 (Original Issue Yield: 4.57%),
            500,000   441877BD8  12/1/2007                            516,505
                                 ---------------------------------
                                 Houston County, AL Hospital
                                 Board, Revenue Bond Special
                                 tax, 6.875% (Original Issue
            300,000   441884BV4  Yield: 6.874%), 4/1/2007             318,444
                                 ---------------------------------

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
                                 Huntsville, AL Electric
                                 Systems, Revenue Bonds, 4.00%
                                 (Original Issue Yield: 3.99%),
            250,000   447060DB7  12/1/2008                            256,558
                                 ---------------------------------
                                 Huntsville, AL Health Care
                                 Authority, Revenue Bond, 4.70%
                                 (MBIA Insurance Corp. INS) /
                                 (Original Issue Yield: 4.70%),
            500,000   44706HBY2  6/1/2012                             532,920
                                 ---------------------------------
                                 Huntsville, AL Water Systems,
                                 Revenue Bond Warrants, 4.875%
                                 (Original Issue Yield: 4.95%),
            500,000   447168HY4  11/1/2015                            525,425
                                 ---------------------------------
                                 Limestone County, AL Water
                                 Authority, 4.70% (AMAC INS) /
                                 (Original Issue Yield: 4.80%),
            500,000   532647AM6  12/1/2009                            525,685
                                 ---------------------------------
                                 Madison, AL, 4.20% (Original
            300,000   556583JM5  Issue Yield: 4.30%), 2/1/2009        309,885
                                 ---------------------------------
                                 Madison, AL, GO UT Warrants,
                                 4.15% (AMBAC INS) / (Original
            250,000   556583KX9  Issue Yield: 4.15%), 2/1/2008        256,203
                                 ---------------------------------
                                 Mobile, AL, GO UT Warrants,
                                 5.20% (AMBAC INS) / (Original
            250,000   607114G33  Issue Yield: 5.30%), 2/15/2010       270,330
                                 ---------------------------------
                                 Montgomery, AL, GO UT Warrants
                                 (Series A), 5.10% (Original
            500,000   613035TY0  Issue Yield:5.10%), 10/1/2008        526,780
                                 ---------------------------------
                                 Oxford, AL GO UT, 5.00% (AMBAC
                                 INS) / (Original Issue Yield:5.05%),
            250,000   691395NZ6  5/1/2006                             253,703
                                 ---------------------------------
                                 Oxford, AL, GO UT Warrants,
                                 5.10% (AMBAC INS) / (Original
            250,000   691395PB7  Issue Yield: 5.15%), 5/1/2008        263,823
                                 ---------------------------------
                                 Oxford, AL, GO UT Warrants,
                                 5.20% (AMBAC INS) / (Original
            250,000   691395PD3  Issue Yield: 5.30%), 5/1/2010        264,223
                                 ---------------------------------
                                 Prattville, AL, GO UT Warrants,
                                 4.00% (MBIA Insurance Corp.
                                 INS) / (Original Issue Yield:
            250,000   740019HA5  4.00%), 2/1/2009                     257,045
                                 ---------------------------------
                                 Scottsboro, AL Waterworks Sewer
                                 & Gas Board, Revenue Bonds,
                                 4.40% (MBIA Insurance Corp.
                                 INS) / (Original Issue Yield: 4.55%,
            500,000   810374AP3  8/1/2012                             517,375
                                 ---------------------------------
                                 Sheffield, AL Electric Revenue,
                                 Refunding Revenue Bonds, 4.25%
                                 (Original Issue Yield: 4.25%),
            250,000   821090DG9  7/1/2009                             260,358
                                 ---------------------------------

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
                                 Shelby County, AL Board of Education,
                                 GO LT Warrants, 4.375% (AMBAC INS) /
                                 (Original Issue Yield: 4.45%),
            250,000   821532JH2  2/1/2007                             254,750
                                 ---------------------------------
                                 Shelby County, AL Board of Education,
                                 GO LT Warrants, 4.50% (AMBAC INS) /
                                 (Original Issue Yield: 4.65%),
            250,000   821532JK5  2/1/2009                             261,050
                                 ---------------------------------
                                 Shelby County, AL Board of
                                 Education, GO LT, 4.75%
                                 (Original Issue Yield: 5.00%),
            500,000   821534FK5  2/1/2013                             523,110
                                 ---------------------------------
                                 Southeast Alabama Gas District,
                                 Series A, 5.25% (AMBAC INS) /
                                 Original Issue Yield: 5.35%),
            250,000   841315AL8  6/1/2011                             276,880
                                 ---------------------------------
                                 Trussville, AL, GO UT Warrants,
                                 4.50% (MBIA Insurance Corp.
                                 INS) / (Original Issue Yield:
            250,000   898242BT8  4.60%), 10/1/2006                    254,150
                                 ---------------------------------
                                 Tuscaloosa, AL, GO UT Warrants,
                                 4.40% (Original Issue Yield:
            250,000   900577NB9  4.50%), 7/1/2011                     263,088
                                 ---------------------------------
                                 Tuscaloosa, AL, GO UT, 4.00%
                                 (Original Issue Yield: 4.10%) ,
            500,000   900577PE1  2/15/2009                            513,425
                                 ---------------------------------
                                 Tuscaloosa, AL, GO UT, 4.50%
                                 (Original Issue Yield: 4.60%),
          1,000,000   900577PJ0  2/15/2013                          1,054,840
                                 ---------------------------------
                                 Tuscaloosa, AL City Board of
                                 Education, Warrants, 4.55%
                                 (Original Issue Yield: 4.65%),
            245,000   900594CN0  2/15/2010                            248,881
                                 ---------------------------------
                                 The Board fo Trustees of the
                                 University of Alabama, Revenue
                                 Bonds, 5.375% (FGIC LOC) /
                                 (Original Issue Yield: 5.47%),
            500,000   9140297E7  10/1/2011                            549,990
                                 ---------------------------------
                                 University of North Alabama,
                                 4.65% (Original Issue Yield:
            250,000   914703BU6  4.75%), 11/1/2007                    258,213
                                 ---------------------------------
                                      Total                        15,355,366
                                 ---------------------------------

                                 ARKANSAS - 3.1%
                                 ---------------------------------
                                 Arkansas State University
                                 Revenue, Revenue bonds, 4.60%
                                 (AMBAC INS) / (Original Issue
            440,000   041186JY4  Yield: 4.60%), 4/1/2011              453,328
                                 ---------------------------------
                                 Jonesboro, AR County Water &
                                 Light Utility, Revenue Bonds,
                                 5.00% (MBIA Insurance Corp.
                                 INS) / (Original Issue Yield: 5.05%)
            250,000   480256BJ4  11/15/2007                           260,088
                                 ---------------------------------
                                 Little Rock, AR, GO UT, 4.00%
                                 (Original Issue Yield: 3.90%),
          1,000,000   537360LM9  4/1/2014                           1,029,250
                                 ---------------------------------
                                      Total                         1,742,665
                                 ---------------------------------

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
                                 FLORIDA - 7.4%
                                 ---------------------------------
                                 Broward County, FL, GO UT
                                 (Series B), 5.00% (Original
            750,000   114889SG4  Issue Yield: 4.10%).  1/1/2012       819,030
                                 ---------------------------------
                                 Florida State Board of
                                 Education, GO UT, 4.00%
                                 (Original Issue Yield: 2.87%),
          1,000,000   341426EX8  6/1/2009                           1,031,840
                                 ---------------------------------
                                 JEA, FL Electric Systems,
                                 Revenue Bonds (Series D), 4.40%
                                 (Original  Issue Yield: 4.53%),
          1,000,000   46613CCK9  10/1/2018                          1,007,650
                                 ---------------------------------
                                 Jacksonville, FL Excise Taxes,
                                 5.65% (Original Issue Yield:
            250,000   469383CH4  5.65%), 10/1/2005                    250,500
                                 ---------------------------------
                                 Palm Beach County, FL Solid
                                 Waste Authority Revenue,
                                 Revenue Bonds, 3.00% (AMBAC
                                 INS) / (Original Issue Yield:
            500,000   696560GM7  3.00%), 10/1/2011                    485,515
                                 ---------------------------------
                                 Seminole County, FL Gas Tax
                                 Revenue, Revenue Bonds, 3.625%
                                 (FSA LOC) / (Original Issue
            500,000   816683CB0  Yield: 3.73%), 10/1/2008             508,210
                                 ---------------------------------
                                      Total                         4,102,745
                                 ---------------------------------

                                 GEORGIA - 10.6%
                                 ---------------------------------
                                 Atlanta and Fulton County
                                 Recreation Authority, Revenue
                                 Bonds, 4.75% (AMBAC INS) /
                                 (Original Issue Yield: 4.85%),
            300,000   047681HD6  12/1/2010                            321,642
                                 ---------------------------------
                                 Augusta, GA Water & Sewer
                                 Revenue Bonds, Revenue
                                 Bonds,4.00% (FSA LOC) /
                                 (Original Issue Yield: 3.99%),
            500,000   051249EA4  10/1/2012                            518,385
                                 ---------------------------------
                                 Cobb County GA, GO UT, 5.00% /
                                 (Original Yield: 4.90%),
            250,000   190774KG3  1/1/2008                             259,343
                                 ---------------------------------
                                 Coweta County, GA Water &
                                 Sewerage Authority Revenue
                                 Bonds, 4.00% / (Original Issue
            300,000   223663AF2  Yield: 4.04%), 6/1/2007              305,538
                                 ---------------------------------
                                 Fayette County, GA School
                                 District, GO UT, 4.625% /
            250,000   312225HM0  (Original Yield:4.63%), 3/1/2010     264,348
                                 ---------------------------------
                                 Fulton County, GA Development
                                 Authority, 4.60% (MBIA
                                 Insurance Corp. INS) /
                                 (Original Yield: 4.65%),
            250,000   359900FB8  9/1/2006                             254,345
                                 ---------------------------------
                                 Fulton County GA Development
                                 Authority, Revenue Bonds, 4.30%
                                 / (Original Yield: 4.32%),
            250,000   359900HL4  11/1/2008                            259,700
                                 ---------------------------------
                                 Fulton County, GA Development
                                 Authority, Revenue Bonds
                                 (Series A), 4.125%  (Original
            250,000   359900KC0  Yield: 4.19%), 11/1/2009             260,103
                                 ---------------------------------
                                 Georgia State Road & Toll Way
                                 Authority Revenue Bond, 4.00% /
                                 (Original Issue Yield: 2.30%),
          1,000,000   37358MAE1  10/1/2008                          1,029,100
                                 ---------------------------------

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
                                 Gwinnett County, GA Water &
                                 Sewer Authority  Water, Revenue
                                 Bonds, 4.01% / (Original Yield:
          1,000,000   403760EF4  3.63%), 8/01/2015                  1,037,270
                                 ---------------------------------
                                 Jackson County, GA Water &
                                 Sewer Authority Water, Revenue
                                 Bonds, 4.55% (AMBAC INS) /
                                 (Original Issue Yield: 4.58%),
            200,000   46679ABK5  9/1/2006                             203,380
                                 ---------------------------------
                                 Metropolitan Atlanta Rapid
                                 Transit Authority, Revenue
                                 Bonds, 5.20% (MBIA Insurance
                                 Corp. INS) / (Original Issue
            250,000   591745UZ5  Yield: 5.20%), 7/1/09                259,768
                                 ---------------------------------
                                 Private Colleges & Universities
                                 of GA Revenue Bonds, 4.75% /
                                 (Original Issue Yield: 4.80%),
            350,000   74265LJK5  11/1/2008                            368,281
                                 ---------------------------------
                                 Roswell GA, GO UT, 4.25% /
                                 (Original Issue Yield: 4.30%),
            500,000   778535DW1  2/1/2011                             525,085
                                 ---------------------------------
                                      Total                         5,866,286
                                 ---------------------------------

                                 ILLINOIS - 0.9%
                                 ---------------------------------
                                 Illinois State, Gen Obligation
                                 Untld, 5.125% (FGIC LOC) /
                                 (Original Issue Yield: 4.90%),
            250,000   452150AK1  12/1/2005                            251,408
                                 ---------------------------------
                                 Illinois State, GO UT Refunding
                                 Bonds, 5.125% (FGIC INS) /
                                 (Original Issue Yield: 5.15%)
            250,000   452150AM7  12/1/2007                            256,273
                                 ---------------------------------
                                      Total                           507,680
                                 ---------------------------------

                                 INDIANA - 2.0%
                                 ---------------------------------
                                 Indiana State, Office Building
                                 Communications Facility,
                                 Revenue Bonds, 5.25% /
                                 (Original Issue Yield: 3.64%),
          1,000,000   455066HM5  7/1/2015                           1,128,350
                                 ---------------------------------

                                 KENTUCKY - 0.5%
                                 ---------------------------------
                                 Louisville, KY Public
                                 Properties Corp. First
                                 Mortgage, Revenue Bonds, 4.55%
                                 (MBIA Insurance Corp. INS) /
                                 (Original Issue Yield: 4.549%),
            250,000   546800FS7  12/1/2008                            260,913
                                 ---------------------------------

                                 LOUISIANA - 1.0%
                                 ---------------------------------
                                 Louisiana Public Facilities
                                 Authority, Revenue Bonds,
                                 4.625% (FSA LOC) / (Original
            250,000   54640A3C2  Issue Yield: 4.65%), 8/1/2007        257,500
                                 ---------------------------------

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
                                 Monroe, LA, Revenue Bonds
                                 (Series A), 4.60% (AMBAC INS) /
                                 (Original Issue Yield: 4.60%),
            285,000   611050MA0  3/1/2007                             291,746
                                 ---------------------------------
                                      Total                           549,246
                                 ---------------------------------

                                 MISSOURI - 1.8%
                                 ---------------------------------
                                 Missouri State, Third Street
                                 Building Series A, 4.00%
                                 (Original Issue Yield: 2.42%),
          1,000,000   606301FD6  10/1/2007                          1,022,130
                                 ---------------------------------

                                 NORTH CAROLINA - 14.5%
                                 ---------------------------------
                                 Cleveland County, NC, GO UT,
            500,000   186036KQ1  3.00% (FSA LOC), 6/1/2008            500,380
                                 ---------------------------------
                                 Greensboro, NC, GO UT, 4.00%
                                 (Original Issue Yield: 3.80%),
          1,000,000   395460G77  2/1/2013                           1,042,950
                                 ---------------------------------
                                 Mecklenburg County, NC, GO UT,
                                 4.40% (Original Issue Yield:
            500,000   5838865U6  4.45%), 2/1/2011                     523,795
                                 ---------------------------------
                                 Mecklenburg County, NC, GO UT,
                                 4.40% (Original Issue Yield:
            500,000   5838865V4  4.50%), 2/1/2012                     526,125
                                 ---------------------------------
                                 Mecklenburg County, NC, GO UT
                                 Series A, 4.00% (Original Issue
          1,000,000   584002GC7  Yield: 3.58%), 2/1/2015            1,030,220
                                 ---------------------------------
                                 North Carolina State, GO UT
                                 Revenue Refunding Bond Series
                                 A, 4.00% (Original Issue Yield:
          1,000,000   658256JU7  3.00%), 6/1/2008                   1,027,370
                                 ---------------------------------
                                 North Carolina State,  GO UT Revenue
                                 Refunding Bond Series A, 4.00%
                                 (Original Issue Yield: 3.18),
          1,000,000   658256TX0  9/1/2012                           1,041,450
                                 ---------------------------------
                                 Wake County, NC, GO UT, 4.00%
                                 (Original Issue Yield: 3.62%),
            750,000   930863XP5  4/1/2013                             782,340
                                 ---------------------------------
                                 Wake County, NC, GO UT Bonds,
                                 4.00% (Original Issue Yield:
          1,000,000   930863A96  3.52%), 3/1/2015                   1,040,880
                                 ---------------------------------
                                 Winston-Salem, NC Water & Sewer
                                 System, 4.875% (Original Issue
            500,000   975700CU7  Yield: 5.00%), 6/1/2015              529,850
                                 ---------------------------------  ----------
                                      Total                         8,045,360
                                 ---------------------------------  ----------


                                 SOUTH CAROLINA - 3.7%
                                 ---------------------------------
                                 Greenville, SC Waterworks
                                 Revenue, Revenue Bonds, 3.90%
                                 (Original Issue Yield: 3.95%),
            500,000   396586QT9  2/1/2013                             513,260
                                 ---------------------------------
                                 South Carolina State, GO UT,
                                 4.00% (Original Issue Yield:
          1,000,000   8371074J7  3.91%), 1/1/2014                   1,027,900
                                 ---------------------------------
                                 South Carolina State, (Series
                                 A), 4.60% (Original Issue
            500,000   837107UV1  Yield: 4.553%). 5/1/2012             529,980
                                 ---------------------------------  ----------

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
                                      Total                         2,071,140
                                 ---------------------------------  ----------

                                 TENNESSEE - 6.6%
                                 ---------------------------------
                                 Knox County, TN, GO UT, 4.50%
                                 (Original Issue Yield: 4.21%),
            500,000   499512G47  4/1/2010                             527,200
                                 ---------------------------------
                                 Memphis, TN GO UT, 3.40%
                                 (Original Issue Yield: 3.40%),
            500,000   586145JU9  11/1/2007                            504,125
                                 ---------------------------------
                                 Metroplolitan Government
                                 Nashville & Davidson County, TN
                                 Water & Sewer, Revenue Bonds
                                 (Series A), 4.75% (Original
            500,000   592098ZF7  Issue Yield: 4.90%) 1/1/2004         518,740
                                 ---------------------------------
                                 Rutherford County, TN, GO UT,
                                 4.40% (Original Issue Yield:
            250,000   783243B80  4.50%), 4/1/2008                     258,338
                                 ---------------------------------
                                 Shelby County, TN, GO UT, 4.75%
                                 (original Issue Yield: 4.875%),
            500,000   821686ND0  4/1/2010                             532,475
                                 ---------------------------------
                                 Tenneessee State, Series A,
                                 4.75% (Original Issue Yield:
            255,000   880540L98  4.85%), 5/1/2009                     258,284
                                 ---------------------------------
                                 Tullahoma,  TN,  4.00%  (FGIC LOC)
                                 /  (Original Issue Yield:
            500,000   899321Y64  3.80%), 6/1/2008                     512,755
                                 ---------------------------------
                                 Williamson County, TN, GO UT,
                                 4.65% (Original Issue Yield:
            250,000   969871JE3  4.67%), 3/1/2008                     259,870
                                 ---------------------------------
                                 Williamson County, TN, GO UT,
                                 4.70% (Original Issue Yield:
            250,000   969871JF0  4.67%), 3/1/2009                     263,375
                                 ---------------------------------  ----------
                                      Total                         3,635,162
                                 ---------------------------------  ----------

                                 TEXAS - 11.2%
                                 ---------------------------------
                                 Dallas County, TX Community
                                 College District, GO LT,
          1,000,000   234685FM2  3.625%, 2/15/2013                  1,003,040
                                 ---------------------------------
                                 Dallas, TX Waterworks & Sewer
                                 System, Revenue Bond, 4.12%
                                 (FSA LOC) / (Original Issue
          1,000,000   235416UK8  Yield: 4.04%), 4/1/2013            1,041,230
                                 ---------------------------------
                                 Denton, TX Utility, Revenue
                                 Bonds, 5.125% (AMBAC INS) /
                                 (Original Issue Yield: 5.33%),
          1,000,000   249015QY7  12/1/2018                          1,078,880
                                 ---------------------------------
                                 Fort Worth, TX, GO UT, 4.00%
                                 (Original Issue Yield: 3.70%),
            500,000   349425TU2  3/1/2013                             515,340
                                 ---------------------------------
                                 San Antonio, TX, General
                                 Obligation Ltd, 3.25% (FSA LOC)
                                 / (Original Issue Yield:
          1,000,000   796236L70  2.26%), 2/1/2009                   1,002,860
                                 ---------------------------------
                                 Tarrant County, TX, GO UT,
                                 3.00% (Original Issue Yield:
            500,000   876315QG0  2.69%), 7/15/2008                    499,040
                                 ---------------------------------

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  -----------
                                 Texas State Pubic Finance
                                 Authority, Revenue Bonds, 4.25%
                                 (SF Austin University) / (FSA
                                 LOC) / (Original  Issue Yield:
            500,000   882756KW8  3.90%), 10/15/2010                     522,385
                                 ---------------------------------
                                 Tomball, TX, GO UT, 4.50% (MBIA
                                 Insurance Corp. INS) /
                                 (Original Issue Yield: 4.18%),
            500,000   889852JP5  2/15/2011                              528,380
                                 ---------------------------------  -----------
                                      Total                           6,191,155
                                 ---------------------------------  -----------

                                 VIRGINIA - 8.2%
                                 ---------------------------------
                                 Norfolk, VA, GO UT Bonds,
                                 5.375% (FGIC LOC) / (Original
            250,000   655864T22  Issue Yield: 5.55%), 6/1/2011          263,030
                                 ---------------------------------
                                 Virginia Commonwealth
                                 Transportation Board Revenue,
                                 5.00% / (Original Issue Yield:
          1,000,000   927793KU2  3.670%), 5/15/2012                   1,082,540
                                 ---------------------------------
                                 Virginia State Public Building
                                 Authority, Revenue Refunding
                                 Bonds (Series A), 5.00%
                                 (Original Issue Yield: 4.94%),
          1,000,000   92817FWG7  8/1/2015                             1,084,700
                                 ---------------------------------
                                 Virginia State Public Building
                                 Authority, Revenue Refunding
                                 Bonds (Series A), 4.00%
                                 (Original Issue Yield: 2.98%),
          1,000,000   928172GV1  8/1/2009                             1,033,940
                                 ---------------------------------
                                 Virginia State Resource
                                 Authority Infrastructure
                                 Revenue, Pooled Loan Bond
                                 (Series D), 5.00% / (Original
          1,000,000   92817PEU4  Issue Yield: 5.06%, 5/1/2020         1,067,460
                                 ---------------------------------   ----------
                                      Total                           4,531,670
                                 ---------------------------------   ----------
                                     TOTAL MUNICIPAL BONDS
                                     (IDENTIFIED COST
                                     $54,003,954)                   $55,009,867
                                 ---------------------------------  -----------
                                 MUTUAL FUND - 0.1%
------------------------------------------------------------------  -----------
                                 Federated Tax-Free Obligations
             35,228              Fund                                    35,228
                                 ---------------------------------  -----------
                                  TOTAL MUTUAL FUNDS (IDENTIFIED        $35,228
                                   COST $35,228)
                                 ---------------------------------  -----------
                                      TOTAL INVESTMENTS - 99.3%
                                      (IDENTIFIED COST
                                      $54,039,182)                  $55,045,095
                                 ---------------------------------  -----------
                                      OTHER ASSETS AND                  376,303
                                      LIABILITIES - NET - 0.7%
                                 ---------------------------------  -----------
                                      TOTAL NET ASSETS - 100.0%     $55,421,398
                                 ---------------------------------  -----------

At August 31, 2005, the Fund held no securities that are subject to federal alternative minimum tax (AMT).
Note: The catergories of investments are shown as a percentage of total net assets at August 31, 2005.
The following acronyms are used throughout this portfolio :
AMBAC -American Municipal Bond Assurance Corporation
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE TAX EXEMPT BOND FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                          VALUE
--------------------  --------------------------------------------  ----------
GNMA -Government National Mortgage Association
GO -General Obligation
HFA -Housing Finance Authority
INS -Insured
LOC -Letter of Credit
LT -Limited Tax
PCA -Pollution Control Authority
PSFG -Permanent School Fund Guarantee
UT -Unlimited Tax

REGIONS MORGAN KEEGAN SELECT
TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
(UNAUDITED)


                PRINCIPAL
                 AMOUNT                                                                    VALUE
                 -----                                                                     -----

U.S. TREASURY OBLIGATIONS - 95.3%:
                        U.S. TREASURY BILL - 95.3%:
            55,000,000  (1) 2.94% - 2.98%, 9/1/2005                                     $  55,000,000
            60,000,000  (1) 2.95% - 3.00%, 9/8/2005                                        59,965,651
            50,000,000  (1,2) 2.92% - 2.97%, 9/15/2005                                     49,943,397
           105,000,000  (1) 2.97% - 3.23%, 9/22/2005                                      104,810,826
            60,000,000  (1,2) 2.98% - 3.37%, 9/29/2005                                     59,856,247
            50,000,000  (1,2) 2.97% - 3.16%, 10/6/2005                                     49,851,129
            50,000,000  (1,2) 3.07% - 3.33%, 10/13/2005                                    49,813,782
            50,000,000  (1) 3.11% - 3.35%, 10/20/2005                                      49,781,249
            50,000,000  (1,2) 3.11% - 3.39%, 10/27/2005                                    49,748,194
            70,000,000  (1) 3.08% - 3.33%, 11/3/2005                                       69,603,845
            50,000,000  (1,2) 3.44% - 3.47%, 11/10/2005                                    49,667,597
            50,000,000  (1,2) 3.18% - 3.45%, 11/17/2005                                    49,642,913
            20,000,000  (1,2) 3.43%, 11/25/2005                                            19,839,444
            10,000,000  (1,2) 3.50%, 12/1/2005                                              9,912,526
            15,000,000  (1,2) 3.45% - 3.46%, 12/15/2005                                    14,850,798
            40,000,000  (1) 3.55% - 3.59%, 12/22/2005                                      39,562,422
            10,000,000  (1,2) 3.56%, 12/29/2005                                             9,883,975
                                                                                            ---------
                        TOTAL U.S. TREASURY OBLIGATIONS (COST $791,733,995)               791,733,995
                                                                                          -----------
                 SHARES
                 ------

MUTUAL FUNDS - 4.9%:
            18,658,628  BlackRock Liquidity Funds Treasury Trust Fund Portfolio            18,658,628
            15,168,830  Federated U.S. Treasury Cash Reserve Fund                          15,168,830
             7,014,095  Goldman Sachs Financial Square Trust                                7,014,095
                                                                                            ---------
                        TOTAL MUTUAL FUNDS (COST $40,841,553)                              40,841,553
                                                                                           ----------
                PRINCIPAL
                 AMOUNT
                 -----

REPURCHASE AGREEMENTS - 26.9%:
           223,208,826  (4) Pool of Repurchase Agreements held as collateral for          223,208,826
                                   securities lending                                     -----------
                        TOTAL REPURCHASE AGREEMENTS (COST $223,208,826)                   223,208,826
                                                                                          -----------

                        TOTAL INVESTMENTS (COST $1,055,784,374) (3)   -   127.1%        1,055,784,374
                        LIABILITIES IN EXCESS OF OTHER ASSETS   -   (27.1)%              (225,279,867)
                                                                                         -------------
                        TOTAL NET ASSETS   -   100.0%                                   $ 830,504,507
                                                                                        --------------


------------
(1) Yield at date of purchase.
(2) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
(3) Also represents cost for federal income tax purposes.
(4) Pool of Repurchase Agreements held as collateral for securities lending:



                                    Principal/   Date of    Proceeds     Collateral                                     Collateral
                                    Value        Agreement  at Maturity  Value                                          Market Value
                                    ------------------------------------------------------------------------------------------------

Credit Suisse First Boston Corp.
3.56%, 9/1/05                       75,022,208   8/31/05    75,029,627   76,522,754 various U.S. Government Securities  76,522,754
Deutsche Bank Securities, Inc.
3.55%, 9/1/05                       2,000,197    8/31/05    2,000,394    2,030,757 various U.S. Government Securities   2,040,201
Morgan Stanley & Co., Inc.
3.55%, 9/1/05                       76,236,517   8/31/05    76,244,035   77,761,252 various U.S. Government Securities  77,761,252
UBS Securities LLC
3.54%, 9/1/05                       2,000,197    8/31/05    2,000,394    2,040,767 various U.S. Government Securities   2,040,767
J.P. Morgan Securities
3.55%, 9/1/05                       2,000,197    8/31/05    2,000,394    2,036,574 various U.S. Government Securities   2,040,208
Credit Suisse First Boston Corp.
3.56%, 9/1/05                       37,003,659   8/31/05    37,007,318   37,743,782 various U.S. Government Securities  37,743,782
Barclays Capital, Inc.
3.54%, 9/1/05                       12,001,180   8/31/05    12,002,360   12,241,204 various U.S. Government Securities  12,241,204
Bear Stearns & Co., Inc.
3.55%, 9/1/05                       16,386,616   8/31/05    16,388,232   16,762,487 various U.S. Government Securities  16,891,903
Morgan Stanley & Co, Inc.
3.55%, 9/1/05                       558,055      8/31/05    558,110      569,216 various U.S. Government Securities     569,216



Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


REGIONS MORGAN KEEGAN SELECT
GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005
(UNAUDITED)


              PRINCIPAL
                AMOUNT                                                                                         VALUE
               --------                                                                                        -----

U.S. GOVERNMENT AGENCIES - 66.6%:
                           FEDERAL HOME LOAN BANK DISCOUNT NOTES (4.8%) (1):
               2,000,000   (2) 3.318%, 10/28/2005                                                             $ 1,989,665
                                                                                                              -----------
                           FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (11.9%) (1):
               5,008,000   (2) 3.554% - 3.707%, 11/2/2005 - 12/12/2005                                          4,970,129
                                                                                                                ---------
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (49.9%) (1):
              21,000,000   (2) 3.195% - 3.841%, 9/6/2005 - 2/27/2006                                           20,901,130
                                                                                                               ----------
                           TOTAL U.S. GOVERNMENT AGENCIES (COST $27,860,924)                                   27,860,924
                                                                                                               ----------

REPURCHASE AGREEMENTS - 33.8%:
               7,000,000   Repurchase agreement with Mizuho                                                     7,000,000
                           Securities, 3.380%, dated 8/31/05, to
                           be repurchased at $7,000,657 on
                           9/1/05, collateralized by U.S.
                           Treasury Obligation with a maturity of
                            8/31/06, collateral market value of
                           $7,144,340
               7,116,937   Repurchase agreement with Morgan                                                     7,116,937
                           Stanley, 3.470%, dated 8/31/05, to be
                           repurchased at $7,117,623 on 9/1/05,
                           collateralized by U.S. Treasury
                           Obligation with a maturity of 2/15/25,
                           collateral market value $7,341,913

                           TOTAL REPURCHASE AGREEMENTS (COST $14,116,937)                                      14,116,937
                                                                                                               ----------

                           TOTAL INVESTMENTS (COST $41,977,861) (3)  -  100.4%                                 41,977,861
                                                                                                               ----------
                           LIABILITIES IN EXCESS OF OTHER ASSETS  -  (0.4)%                                     (181,865)
                                                                                                               ----------
                           TOTAL NET ASSETS - 100.0%                                                         $ 41,795,996
                                                                                                             ------------

------------
(1) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2)  Yield at date of purchase.
(3)  Also represents cost for federal income tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Regions Morgan Keegan Select Funds


By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  October 25, 2005



By: /s/ Joseph C. Weller
    --------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  October 25, 2005